================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   ----------

                                   FORM N-CSR

                                   ----------

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-9012

              SMITH BARNEY INSTITUTIONAL CASH MANAGEMENT FUND, INC.
            ---------------------------------------------------------
               (Exact name of registrant as specified in charter)

         125 Broad Street, New York, NY                     10004
    ----------------------------------------              ----------
    (Address of principal executive offices)              (Zip code)

                             Robert I. Frenkel, Esq.
                        Smith Barney Fund Management LLC
                            300 First Stamford Place
                               Stamford, CT 06902
                     ---------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end:  MAY 31
Date of reporting period: MAY 31, 2004

================================================================================

ITEM 1.         REPORT TO STOCKHOLDERS.

        The Annual Report to Stockholders is filed herewith.

                                 SMITH BARNEY
                              INSTITUTIONAL CASH
                             MANAGEMENT FUND, INC.

               CLASSIC SERIES  |  ANNUAL REPORT  |  MAY 31, 2004


[LOGO] Smith Barney
       Mutual Funds
Your Serious Money. Professionally Managed.(R)

Your Serious Money. Professionally Managed. is a registered service mark of Citigroup Global Markets Inc.

         NOT  FDIC  INSURED . NOT  BANK  GUARANTEED . MAY  LOSE  VALUE

                                 WHAT'S INSIDE


Letter from the Chairman...............................  1

Manager Overview.......................................  3

Schedules of Investments...............................  8

Statements of Assets and Liabilities................... 29

Statements of Operations............................... 30

Statements of Changes in Net Assets.................... 31

Notes to Financial Statements.......................... 34

Financial Highlights................................... 40

Report of Independent Registered Public Accounting Firm 43

Additional Information................................. 44

Tax Information........................................ 48

                           LETTER FROM THE CHAIRMAN

[PHOTO]

R. Jay Gerken

R. JAY GERKEN, CFA
Chairman, President and Chief Executive Officer

Dear Shareholder,
The pronounced pick-up/i/ in the economy from its sluggish state in early 2003 triggered a reversal in money market yields over the 12 months ended May 31, 2004, with yields spiraling upward, particularly in April of this year.

Although no one can say with certainty when the Federal Reserve Bank ("Fed") will raise the Federal funds rate target, as explained in the accompanying letter, the manager took a neutral stance in terms of the maturity concentration of the portfolios during much of the period. This strategy can provide the managers with more flexibility to reinvest proceeds from maturing securities more quickly into potentially higher-yielding securities in the event rates rise.

Please read on for a more detailed look at prevailing economic and market conditions during the fiscal year and to learn how those conditions and changes made to the portfolios during this time may have affected performance.

Information About The Portfolios
In recent months several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. The funds' Adviser and some of their affiliates have received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the funds' response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The funds have been informed that the Advisers and their affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

In November 2003, Citigroup Asset Management disclosed an investigation by the Securities and Exchange Commission ("SEC") and the U.S. Attorney relating to Citigroup Asset Management's entry into the transfer agency business during 1997-1999. On July 20, 2004, Citigroup disclosed that it had been notified by the Staff of the SEC that the Staff is considering recommending a civil injunctive action and/or an administrative proceeding against certain

 1 Smith Barney Institutional Cash Management Fund, Inc. | 2004 Annual Report advisory and transfer agent entities affiliated with Citigroup relating to the creation and operation of its internal transfer agent unit to serve primarily the Smith Barney family of mutual funds. Citigroup is cooperating with the SEC and will seek to resolve this matter in discussion with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the funds.

As always thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

/s/ R. Jay Gerken
R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

July 20, 2004


 2 Smith Barney Institutional Cash Management Fund, Inc. | 2004 Annual Report

                               MANAGER OVERVIEW


[PHOTO]

MARTIN R. HANLEY
Vice President and Investment Officer


[PHOTO]
JOSEPH P. DEANE
Vice President and Investment Officer


[PHOTO]
JULIE P. CALLAHAN, CFA
Vice President and Investment Officer

Smith Barney Institutional Cash Management Fund, Inc. --
                   Cash, Government and Municipal Portfolios

Performance Review

As of May 31, 2004, the seven-day current and effective yields for Class A shares of the Cash Portfolio were 0.89%. The seven-day current and effective yields for Class A shares of the Government Portfolio were 0.83%. The seven-day current and effective yields for Class A shares of the Municipal Portfolio were 0.87% over the same time frame. The current and effective yields of each portfolio are identical due to rounding. The effective yields typically are slightly higher than the current yields because of the compounding effect of the assumed reinvestment.

Over the 12-month period ended May 31, 2004, Class A shares of the Cash Portfolio returned 0.91%, Government Portfolio returned 0.86%, and Municipal Portfolio returned 0.81%. Please note that past performance is no guarantee of future results and yields will vary. In addition, your investment is neither insured nor guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Although the portfolios seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in them.

Certain investors in the Municipal Portfolio may be subject to the Federal Alternative Minimum Tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax adviser.


 3 Smith Barney Institutional Cash Management Fund, Inc. | 2004 Annual Report

             Smith Barney Institutional Cash Management Fund, Inc.
                             Class A Share Yields
                              As of May 31, 2004

                     Seven-Day Seven-Day
                      Current  Effective
                       Yield     Yield
Cash Portfolio         0.89%     0.89%
Government Portfolio   0.83%     0.83%
Municipal Portfolio    0.87%     0.87%

   The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors' shares, when redeemed may be worth more or less than their original cost. The yields of each portfolio will vary. Please note that your investment is neither insured nor guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Although each current portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a portfolio.

   In the cases where the current yield and effective yield are the same, it is due to rounding. Both yields include a voluntary waiver of part of the management fee. Subject to a cap on total operating expenses, this waiver may be reduced or terminated at any time. For Cash Portfolio, if the full management fee had been charged, the seven-day current and effective yields would be 0.82%. For Government Portfolio, if the full management fee had been charged, the seven-day current and effective yields would be 0.77%. For Municipal Portfolio, if the full management fee had been charged, the seven-day current and effective yields would be 0.80%.

   The seven-day current yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the portfolio is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment. Certain investors of the Municipal Portfolio may be subject to the Federal Alternative Minimum Tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax adviser.


Market Overview
Shortly after the fiscal year began in June 2003, when the U.S. economy was still in a more sluggish state, federal income tax cuts were enacted to help fuel the economy. Furthermore, the Fed sought to stimulate the economy by reducing its target for the Federal funds rate,/ii/ which dropped to four-decade lows. As a result, the yields on money market instruments continued to fall.

By August, evidence of an improvement in the national economy emerged. However, many investors believed the Fed would maintain its interest rate targets at low levels to forestall potential deflationary forces, and money market yields generally remained near their lows. During the second half of 2003, rising

 4 Smith Barney Institutional Cash Management Fund, Inc. | 2004 Annual Report domestic consumption and increases in business fixed investment and export activity contributed to a relatively robust annualized growth rate in gross domestic product ("GDP")./iii/ The acceleration in the national economy also trickled down to an extent to the state level, which proved favorable for many municipalities.

During the first quarter of 2004, broader-based indicators reflected an even stronger improvement in the economy. For example, U.S. job growth for March improved considerably by some measures/iv/ and has shown continued growth.

By early 2004, it had become clear to many investors that the economy was firing on all cylinders. Investors' reactions to the progress of the recovery generated more pronounced concerns about the prospects of rising interest rates and the return of inflation. As a result, yields on money market instruments, particularly those with longer maturities in the portfolios' investment universes, rose during April and remainder of the reporting period.

Investment Approach
Given our concerns during the period that continued economic growth and improvement in job growth could raise inflation expectations and potentially lead to higher interest rates, we adhered to a more neutral approach to portfolio maturity. Further, we recently shortened the average maturities of each of the Portfolios as a precaution and measure in anticipation of higher short-term rates.

By the end of 2003, we already had begun to see a steeper yield curve (i.e., higher rates on longer-term issues versus their shorter-term counterparts),/v/ yet another sign that rates on the short end of the yield curve were poised to rise.

From a credit perspective, as of the end of May, we continued to strategically allocate assets among a diverse selection of short-term money market instruments as follows:

  . Cash Portfolio. The portfolio maintained sizable holdings in commercial paper, foreign and domestic bank obligations, and obligations of the U.S. Government Agencies and Instrumentalities.

  . Government Portfolio. The portfolio's heavier positions were in securities of the U.S. Government Agencies and Instrumentalities.

  . Municipal Portfolio. The portfolio continued to allocate investment capital among short-term municipal debt obligations issued by a diverse selection of states and municipalities and maintained more significant positions in the education, hospital and general obligation sectors.

 5 Smith Barney Institutional Cash Management Fund, Inc. | 2004 Annual Report

Although our investment selections are subject to change in response to market conditions, as of the end of the period we maintained a more conservative posture in terms of maturity and credit quality.

Thank you for your investment in the Cash, Government and Municipal Portfolios of the Smith Barney Institutional Cash Management Fund, Inc. We appreciate that you have entrusted us to manage your money and value our relationship with you.

Sincerely,

/s/ Martin R. Hanley
                                    /s/ Joseph P. Deane
Martin R. Hanley                    Joseph P. Deane
Vice President and                  Vice President and
Investment Officer                  Investment Officer


/s/ Julie P. Callahan
Julie P. Callahan, CFA
Vice President and
Investment Officer

June 14, 2004


 6 Smith Barney Institutional Cash Management Fund, Inc. | 2004 Annual Report

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.
Portfolio holdings and breakdowns are as of May 31, 2004 and are subject to change. Please refer to pages 8 through 26 for a list and percentage breakdown of the funds' holdings.
RISKS: An investment in a money market portfolio is neither insured nor guaranteed by the FDIC or any other government agency. Although each portfolio seeks to preserve the value of your investment at one dollar per share, it is still possible to lose money by investing in a portfolio. Certain investors may be subject to the Federal Alterative Minimum Tax (AMT), and state and local taxes may apply. Capital gains, if any, are fully taxable.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.
/i/Source: Based upon gross domestic product data from the Bureau of Economic
   Analysis. Gross domestic product is a market value of goods and services produced by labor and property in a given country.
/ii/The Federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.
/iii/Source: Based upon gross domestic product data from the Bureau of Economic
     Analysis.
/iv/Sources: U.S. Department of Labor and Lehman Brothers.
/v/The yield curve is the graphical depiction of the relationship between the yield on bonds of the same credit quality but different maturities.

 7 Smith Barney Institutional Cash Management Fund, Inc. | 2004 Annual Report

 SCHEDULES OF INVESTMENTS                                           MAY 31, 2004

                                CASH PORTFOLIO

    FACE                                                    ANNUALIZED
   AMOUNT                      SECURITY                       YIELD        VALUE
------------------------------------------------------------------------------------
COMMERCIAL PAPER -- 48.4%
$ 35,000,000 ABSC Capital Corp. matures 6/23/04 (a)            1.07%    $ 34,977,114
  32,903,000 Amstel Funding Corp. matures 9/16/04 (a)          1.08       32,797,870
  29,200,000 Aquinas Funding LLC matures 8/24/04 (a)           1.09       29,125,735
  40,000,000 Atlantis One Funding matures 9/21/04 (a)          1.12       39,860,622
 124,335,000 Atomium Funding Corp.
              mature 6/24/04 to 8/5/04 (a)                 1.08 to 1.22  124,181,688
 128,672,000 Brahms Funding Corp.
              mature 6/2/04 to 6/14/04 (a)                 1.10 to 1.15  128,650,716
  50,233,000 Cancara Asset Securitization Ltd.
              mature 7/13/04 to 7/20/04 (a)                1.07 to 1.11   50,161,570
  49,297,000 Crown Point Capital Co.
              mature 7/6/04 to 8/3/04 (a)                  1.07 to 1.10   49,228,645
  45,500,000 Danske Corp. mature 7/7/04 to 8/6/04          1.09 to 1.10   45,427,308
  50,159,000 Fenway Funding LLC matures 6/7/04 (a)             1.09       50,149,888
  73,313,000 Foxboro Funding Ltd. matures 6/4/04 (a)           1.09       73,306,341
  35,000,000 General Electric Capital Corp. matures 8/3/04     1.08       34,933,850
  85,000,000 Georgetown Funding Co.
              mature 6/16/04 to 7/15/04 (a)                1.06 to 1.10   84,930,861
  39,635,000 Giro Balanced Funding Corp. matures 6/18/04       1.06       39,615,160
 100,000,000 Goldman, Sachs & Co. matures 12/22/04             1.18      100,000,000
  12,535,000 Hanover Funding Co., LLC matures 6/8/04 (a)       1.06       12,532,416
  80,108,000 Hardwood Street Funding II
              mature 6/1/04 to 6/24/04                     1.08 to 1.10   80,067,420
   8,790,000 HBOS Treasury Services matures 7/1/04             1.07        8,782,162
   1,800,000 K2 (USA) LLC matures 7/8/04                       1.06        1,798,039
  23,800,000 Lake Constance Funding LLC matures 8/5/04 (a)     1.14       23,751,012
  20,011,000 Liberty Street Funding matures 6/2/04             1.15       20,010,361
 100,000,000 Main Street Warehouse Funding LLC
              mature 6/11/04 to 6/18/04 (a)                    1.10       99,957,833
  40,308,000 Mica Funding LLC matures 7/15/04 (a)              1.10       40,253,808
  68,907,000 Mitten GMAC Mortgage Corp.
              mature 6/3/04 to 6/15/04                     1.08 to 1.09   68,885,069
  30,000,000 Moat Funding LLC matures 7/7/04 (a)               1.10       29,967,000
  20,228,000 Nieuw Amsterdam Receivables Co.
              matures 8/2/04 (a)                               1.10       20,189,679
  25,000,000 Nordea North America, Inc. matures 10/6/04        1.15       24,898,576
  42,758,000 Polonius Inc. matures 8/19/04 (a)                 1.07       42,657,602
  16,317,000 Silver Tower US Funding matures 7/7/04            1.12       16,298,725
  79,500,000 Stanfield Victoria Funding
              mature 7/8/04 to 3/15/05 (a)                 1.06 to 1.07   79,439,666
  18,350,000 Tango Finance Corp. matures 7/29/04 (a)           1.10       18,317,480
  54,971,000 Tasman Funding Inc.
              mature 6/18/04 to 9/27/04 (a)                1.05 to 1.10   54,897,188

                      See Notes to Financial Statements.

 8 Smith Barney Institutional Cash Management Fund, Inc. | 2004 Annual Report

 SCHEDULES OF INVESTMENTS (CONTINUED)                               MAY 31, 2004

                                CASH PORTFOLIO

    FACE                                                   ANNUALIZED
   AMOUNT                      SECURITY                      YIELD         VALUE
-------------------------------------------------------------------------------------
COMMERCIAL PAPER -- 48.4% (continued)
$ 29,860,000 Victory Receivables Corp. matures 7/12/04        1.08%    $   29,823,272
  60,000,000 Westpac Capital Corp.
              mature 6/28/04 to 10/6/04                   1.08 to 1.15     59,870,226
  41,050,000 Whistlejacket Capital Ltd.
              mature 6/8/04 to 6/28/04 (a)                1.05 to 1.08     41,029,051
-------------------------------------------------------------------------------------
             TOTAL COMMERCIAL PAPER
             (Cost -- $1,690,773,953)                                   1,690,773,953
-------------------------------------------------------------------------------------
CORPORATE NOTES -- 12.0%
  50,000,000 Blue Heron Funding Ltd. matures 5/27/05          1.13         50,000,000
  50,000,000 Links Finance LLC matures 7/22/04                1.06         49,998,607
  50,910,000 Merrill Lynch & Co. matures 4/28/05              1.35         51,014,252
  53,000,000 Premier Asset Collateralized Entity LLC
              mature 8/6/04 to 12/15/04                   1.06 to 1.07     52,996,868
  95,000,000 Sigma Finance Inc. mature 7/20/04 to 2/25/05 1.05 to 1.18     95,031,100
  50,000,000 Whistlejacket Capital Ltd.
              matures 5/13/05                                 1.07         49,988,024
  70,000,000 White Pine Finance LLC
              mature 11/15/04 to 3/10/05                  1.05 to 1.06     69,985,643
-------------------------------------------------------------------------------------
             TOTAL CORPORATE NOTES
             (Cost -- $419,014,494)                                       419,014,494
-------------------------------------------------------------------------------------
FOREIGN CERTIFICATES OF DEPOSIT -- 32.0%
  23,000,000 Abbey National Treasury matures 7/19/04          1.09         22,998,461
  25,000,000 Bank of Scotland NY matures 6/28/04              1.06         24,999,994
  95,000,000 Barclays Bank PLC mature 8/11/04 to 10/6/04  1.11 to 1.15     94,986,800
  34,000,000 Canadian Imperial Bank of Commerce
              matures 6/29/04                                 1.06         33,999,463
  50,000,000 Credit Agricole Indosuez NY matures 7/6/04       1.14         50,002,406
  50,000,000 CS First Boston Corp. matures 7/6/04             1.06         50,000,000
  65,000,000 Depfa Bank Europe mature 8/24/04 to 8/31/04  1.10 to 1.12     65,000,314
  55,000,000 Deutsche Bank NY mature 8/3/04 to 8/23/04    1.10 to 1.12     55,000,000
  40,000,000 KBC Bank NV matures 9/30/04                      1.20         40,002,675
  50,000,000 LandesBank Baden-Wurtt NY matures 7/16/04        1.10         50,000,618
 121,000,000 LandesBank Hess mature 6/18/04 to 12/31/04   1.10 to 1.26    121,005,597
  50,000,000 Lloyds TSB Bank PLC NY matures 6/30/04           1.10         50,001,202
  50,000,000 National Australia Bank matures 7/20/04          1.10         50,000,336
  50,000,000 Norddeutsche Landesbank matures 6/22/04          1.08         50,000,000
 100,000,000 Nordea Bank Finland NY
              mature 6/30/04 to 7/1/04                    1.05 to 1.07     99,999,343
  50,000,000 Svenska Handelsbanken NY matures 8/9/04          1.11         50,000,953
  40,000,000 UBS AG Stamford CT matures 8/5/04                1.39         40,021,688
  95,000,000 Unicredito Italiano S.p.A. NY
              mature 6/30/04 to 10/6/04                   1.04 to 1.16     95,000,767
  75,000,000 Wells Fargo Bank NA matures 7/12/04              1.09         75,000,000
-------------------------------------------------------------------------------------
             TOTAL FOREIGN CERTIFICATES OF DEPOSIT
             (Cost -- $1,118,020,617)                                   1,118,020,617
-------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

 9 Smith Barney Institutional Cash Management Fund, Inc. | 2004 Annual Report

 SCHEDULES OF INVESTMENTS (CONTINUED)                               MAY 31, 2004

                                CASH PORTFOLIO

   FACE                                                ANNUALIZED
  AMOUNT                    SECURITY                     YIELD         VALUE
---------------------------------------------------------------------------------
MASTER NOTE -- 1.3%
$45,000,000 Morgan Stanley & Co. matures 6/1/04
            (Cost -- $45,000,000)                         1.26%    $   45,000,000
---------------------------------------------------------------------------------
U.S. AGENCIES AND INSTRUMENTALITIES -- 5.5%
 28,000,000 Federal Home Loan Discount Notes
             matures 7/28/04                              1.09         27,951,677
 94,096,000 Federal Home Loan Mortgage Discount Notes
             mature 8/10/04 to 12/30/04               1.07 to 1.53     93,713,219
 70,000,000 Federal National Mortgage Association
             matures 12/13/04                             1.02         69,996,323
---------------------------------------------------------------------------------
            TOTAL U.S. AGENCIES AND INSTRUMENTALITIES
            (Cost -- $191,661,219)                                    191,661,219
---------------------------------------------------------------------------------
TIME DEPOSIT -- 0.8%
 27,082,000 J.P. Morgan Chase Bank matures 6/1/04
            (Cost -- $27,082,000)                         1.03         27,082,000
---------------------------------------------------------------------------------
            TOTAL INVESTMENTS -- 100.0%
            (Cost -- $3,491,552,283*)                              $3,491,552,283
---------------------------------------------------------------------------------

(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid pursuant to guidelines approved by the Board of Directors.
* Aggregate cost for Federal income tax purposes is substantially the same.

  See pages 27 and 28 for definitions of ratings and certain abbreviations.

                      See Notes to Financial Statements.

 10 Smith Barney Institutional Cash Management Fund, Inc. | 2004 Annual Report

 SCHEDULES OF INVESTMENTS (CONTINUED)                               MAY 31, 2004

                             GOVERNMENT PORTFOLIO

    FACE                                                      ANNUALIZED
   AMOUNT                       SECURITY                        YIELD          VALUE
-----------------------------------------------------------------------------------------
U.S. AGENCIES AND INSTRUMENTALITIES -- 51.6%
$ 90,000,000 Federal Farm Credit Bank
              mature 8/24/04 to 5/13/05                     0.98% to 1.04% $   89,991,625
  44,721,000 Federal Farm Credit Discount Notes
              mature 8/9/04 to 10/18/04                      1.02 to 1.19      44,577,199
  32,250,000 Federal Home Loan Bank
              mature 6/15/04 to 3/1/05                       1.00 to 4.75      32,284,375
 121,793,000 Federal Home Loan Discount Notes
              mature 6/18/04 to 11/19/04                     1.00 to 1.42     121,524,966
  10,000,000 Federal Home Loan Mortgage Corp.
              matures 7/15/04                                    3.00          10,022,683
 131,323,000 Federal Home Loan Mortgage Corp. Discount
              Notes mature 6/17/04 to 12/30/04               1.03 to 1.53     130,964,963
  90,000,000 Federal National Mortgage Association
              mature 6/15/04 to 9/15/05                      0.98 to 3.00      89,978,954
  91,960,000 Federal National Mortgage Association Discount
              Notes mature 7/7/04 to 12/10/04                1.03 to 1.21      91,754,606
-----------------------------------------------------------------------------------------
             TOTAL U.S. AGENCIES AND INSTRUMENTALITIES
             (Cost -- $611,099,371)                                           611,099,371
-----------------------------------------------------------------------------------------
U.S. TREASURY BILLS -- 5.1%
  60,000,000 U.S. Treasury Bills matures 8/26/04
             (Cost -- $59,848,783)                               1.06          59,848,783
-----------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 43.3%
 285,000,000 Merrill Lynch & Co., Inc. dated 5/28/04,
              1.020% due 6/1/04;
              Proceeds at maturity -- $285,032,300;
              (Fully collateralized by various U.S.
              government agency obligations,
              2.000% to 6.500% due 1/9/06 to 4/8/19;
              Market value -- $290,700,941)                                   285,000,000
 227,253,000 Morgan Stanley dated 5/28/04,
              1.010% due 6/1/04;
              Proceeds at maturity -- $227,278,503;
              (Fully collateralized by various U.S.
              government agency obligations,
              0.000% to 7.100% due 6/30/04 to 5/28/14;
              Market value -- $231,823,561)                                   227,253,000
-----------------------------------------------------------------------------------------
             TOTAL REPURCHASE AGREEMENTS
             (Cost -- $512,253,000)                                           512,253,000
-----------------------------------------------------------------------------------------
             TOTAL INVESTMENTS -- 100.0%
             (Cost -- $1,183,201,154*)                                     $1,183,201,154
-----------------------------------------------------------------------------------------

* Aggregate cost for Federal income tax purposes is substantially the same.

                      See Notes to Financial Statements.

 11 Smith Barney Institutional Cash Management Fund, Inc. | 2004 Annual Report

 SCHEDULES OF INVESTMENTS (CONTINUED)                               MAY 31, 2004

                              MUNICIPAL PORTFOLIO

   FACE
  AMOUNT    RATING(a)                          SECURITY                              VALUE
---------------------------------------------------------------------------------------------
Alabama -- 1.9%
$   485,000 AA        Alabama Public School & College Authority Revenue Series A
                       4.38% due 8/1/04                                           $   487,646
 34,500,000 A-1       Jefferson County AL Sewer Revenue Series C-2 XLCA-Insured
                       1.11% VRDO                                                  34,500,000
---------------------------------------------------------------------------------------------
                                                                                   34,987,646
---------------------------------------------------------------------------------------------
Alaska -- 0.2%
  3,135,000 AAA       Alaska Student Loan Corp. Capital Project Revenue Series A
                       MBIA-Insured 2.00% due 7/1/04                                3,137,595
---------------------------------------------------------------------------------------------
Arizona -- 2.2%
  1,450,000 A-1+      Arizona Health Facilities Authority Northern AZ Healthcare
                       Series B 1.07% VRDO                                          1,450,000
  1,270,000 AAA       Maricopa County AZ USD GO 5.00% due 7/1/04                    1,274,213
 10,000,000 A-1+      Phoenix AZ Civic Improvement Wastewater Revenue
                       0.97% due 6/8/04 TECP                                       10,000,000
  5,200,000 A-1       Pima County AZ IDA Tuscon Electric 1.13% VRDO                 5,200,000
  9,000,000 A-1+      Pima County AZ IDR Lease Purchase 1.22% VRDO                  9,000,000
 15,000,000 NR+       Tempe AZ IDR Living Friendship Revenue Project Series C
                       1.07% VRDO                                                  15,000,000
---------------------------------------------------------------------------------------------
                                                                                   41,924,213
---------------------------------------------------------------------------------------------
Arkansas -- 0.2%
  3,250,000 A-1       Sheridan AR IDR Kohler Co. Project 1.12% VRDO                 3,250,000
---------------------------------------------------------------------------------------------
California -- 0.9%
  7,500,000 SP-1+     California State RAN Subseries A-5 2.00% due 6/23/04          7,504,177
 10,000,000 SP-1      California State RAW Series B 2.00% due 6/16/04              10,002,426
---------------------------------------------------------------------------------------------
                                                                                   17,506,603
---------------------------------------------------------------------------------------------
Colorado -- 2.2%
  4,605,000 A-1       Adams County CO Hospital Platte Valley Medical Center
                       Project Series A 1.14% VRDO                                  4,605,000
  4,555,000 VMIG 1*   Arapahoe County CO Excelsior Youth Centers Inc.
                       1.12% VRDO                                                   4,555,000
  4,150,000 A-1+      Arvada CO Water FSA-Insured 1.25% VRDO                        4,150,000
  7,000,000 A-1+      Colorado HFA 1.13% due 11/1/04                                7,000,000
  4,280,000 A-1+      E-470 Public Highway Authority Vehicle Registration
                       Fee Revenue MBIA-Insured 1.08% VRDO                          4,280,000
  9,015,000 VMIG 1*   Fiddlers Business Improvement District CO Greenwood Village
                       GO 1.16% VRDO                                                9,015,000
  1,080,000 AA+       La Plata County CO PCR Amoco Project 0.95% due 9/1/04         1,080,000
  7,500,000 A-1+      Regional Transportation District CO COP Series 2001 A
                       1.10% due 8/3/04 TECP                                        7,500,000
---------------------------------------------------------------------------------------------
                                                                                   42,185,000
---------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

 12 Smith Barney Institutional Cash Management Fund, Inc. | 2004 Annual Report

 SCHEDULES OF INVESTMENTS (CONTINUED)                               MAY 31, 2004

                              MUNICIPAL PORTFOLIO

   FACE
  AMOUNT    RATING(a)                          SECURITY                             VALUE
--------------------------------------------------------------------------------------------
Delaware -- 0.1%
$ 1,050,000 A-1+      Delaware State EDA St. Andrews School Project 1.07% VRDO   $ 1,050,000
--------------------------------------------------------------------------------------------
District of Columbia -- 1.8%
                      District of Columbia Revenue:
  2,630,000 A-1+        American Psychological Association 1.12% VRDO              2,630,000
 14,000,000 A-1+        Henry J. Kaiser Foundation 1.10% VRDO                     14,000,000
  3,385,000 A-1+        National Children's Center Inc. 1.07% VRDO                 3,385,000
  3,635,000 NR+         National Museum of Women Arts 1.17% VRDO                   3,635,000
 10,000,000 A-1         Trinity College 1.07% VRDO                                10,000,000
--------------------------------------------------------------------------------------------
                                                                                  33,650,000
--------------------------------------------------------------------------------------------
Florida -- 5.2%
 14,075,000 A-1       Broward County FL School Board COP MSTC Series 9033
                       FSA-Insured PART 1.13% VRDO                                14,075,000
  9,990,000 A-1       Florida Board of Education MSTC Series 00-9007
                       FGIC-Insured PART 1.13% VRDO                                9,990,000
                      Florida Local Government Commission Pooled Program
                       Series A TECP:
  2,300,000 A-1          0.96% due 6/1/04                                          2,300,000
 10,319,000 A-1          0.98% due 6/7/04                                         10,319,000
  2,378,000 A-1          1.00% due 9/1/04                                          2,378,000
  2,950,000 A-1          1.10% due 10/7/04                                         2,950,000
  5,725,000 A-1+      Gulf Breeze FL Revenue Muni Bond Fund Series A
                       1.07% VRDO                                                  5,725,000
  1,000,000 A-1+      Highlands County FL Health Facilities Authority Adventist
                       Health System Series A MBIA-Insured 1.07% VRDO              1,000,000
  3,810,000 A-1+      Hillsborough County FL Educational Facilities Authority
                       Southwest Florida College 1.12% VRDO                        3,810,000
  4,000,000 NR+       Hillsborough County FL IDA Tampa Met Area YMCA Project
                       1.12% VRDO                                                  4,000,000
  3,560,000 A-1+      Hillsborough County FL Port District IDR Petroleum Packers
                       Project 1.12% VRDO                                          3,560,000
 11,930,000 A-1       Hillsborough FL School District Sales Tax Revenue MSTC
                       Series 9032 AMBAC-Insured PART 1.13% VRDO                  11,930,000
  3,820,000 NR+       Miami-Dade County FL IDA Gulliver School Project
                       1.12% VRDO                                                  3,820,000
  4,400,000 NR+       Orange County FL IDR Central YMCA Project Series A
                       1.12% VRDO                                                  4,400,000
  2,200,000 VMIG 1*   Pasco FL HFA MFH Carlton Arms Project 1.21% VRDO             2,200,000
  6,500,000 A-1+      Pinellas FL IDR YMCA Suncoast Project 1.07% VRDO             6,500,000
  2,000,000 A-1+      Sunshine State Government Financing Commission
                       0.97% due 8/9/04 TECP                                       2,000,000

                      See Notes to Financial Statements.

 13 Smith Barney Institutional Cash Management Fund, Inc. | 2004 Annual Report

 SCHEDULES OF INVESTMENTS (CONTINUED)                               MAY 31, 2004

                              MUNICIPAL PORTFOLIO

   FACE
  AMOUNT    RATING(a)                           SECURITY                               VALUE
-----------------------------------------------------------------------------------------------
Florida -- 5.2% (continued)
$ 3,660,000 Aa2*      Tallahassee-Leon County Civic Center Authority Series B
                       1.07% VRDO                                                   $ 3,660,000
  3,400,000 VMIG 1*   Volusia County FL MFH Anatole Apartments 1.07% VRDO             3,400,000
-----------------------------------------------------------------------------------------------
                                                                                     98,017,000
-----------------------------------------------------------------------------------------------
Georgia -- 2.8%
  1,000,000 SP-1+     Atlanta GA Airport Revenue BAN 1.10% due 10/16/04               1,000,139
  2,600,000 A-1       Bibb County GA Development Authority Tattnall Square
                       Academy 1.12% VRDO                                             2,600,000
  6,750,000 A-1+      Burke County GA Development Authority Oglethorpe Power
                       Corp. Series A AMBAC-Insured 1.05% due 6/2/04 TECP             6,750,000
  3,545,000 Aa2*      De Kalb County GA Development Authority St. Martins
                       Episcopal School 1.12% VRDO                                    3,545,000
  2,995,000 A-1       Macon-Bibb County GA IDR I-75 Business Parking and Airport
                       Project 1.12% VRDO                                             2,995,000
  1,180,000 A-1+      Metropolitan Atlanta Rapid Transportation Authority Sales Tax
                       Revenue Series PA-528 MBIA-Insured PART 1.12% VRDO             1,180,000
  4,000,000 AA        Private Colleges & Universities Authority GA Emory University
                       Series SG 146 1.30% due 12/2/04                                4,000,000
  9,000,000 Aa2*      Rabun County GA Development Authority Rabun
                       Gap-Nacoochee Project 1.07% VRDO                               9,000,000
 16,945,000 VMIG 1*   Richmond County GA Hospital Authority University Health
                       Services Inc. Project 1.07% VRDO                              16,945,000
  4,310,000 VMIG 1*   Union County GA Development Authority Revenue Boy Scouts
                       of America Atlanta Project 1.07% VRDO                          4,310,000
-----------------------------------------------------------------------------------------------
                                                                                     52,325,139
-----------------------------------------------------------------------------------------------
Hawaii -- 0.4%
  8,000,000 A-1+      Hawaii State Airport System Revenue 2.00% due 7/1/04            8,006,519
-----------------------------------------------------------------------------------------------
Illinois -- 13.2%
  6,600,000 VMIG 1*   Bloomington IL Normal Airport Authority GO
                       1.10% VRDO                                                     6,600,000
                      Chicago IL GO FGIC-Insured PART:
  5,000,000 A-1+        Equipment Notes 1.15% due 2/3/05                              5,000,000
  8,900,000 A-1         MSTC Series 9012 1.13% VRDO                                   8,900,000
  2,455,000 A-1+        Series B 1.06% VRDO                                           2,455,000
 44,900,000 A-1+      Chicago IL Tax Increment Senior Lien Tax Allocation Series A
                       1.10% VRDO                                                    44,900,000
                      Cook County IL GO:
 25,000,000 A-1+        Capital Improvement Series B 1.11% VRDO                      25,000,000
 19,657,000 VMIG 1*     Munitop Series 1998-14 FGIC-Insured PART 1.13% VRDO          19,657,000
  7,185,000 A-1+      Crestwood IL Tax Increment Revenue Cicero Redevelopment
                       Project 1.11% VRDO                                             7,185,000

                      See Notes to Financial Statements.

 14 Smith Barney Institutional Cash Management Fund, Inc. | 2004 Annual Report

 SCHEDULES OF INVESTMENTS (CONTINUED)                               MAY 31, 2004

                              MUNICIPAL PORTFOLIO

   FACE
  AMOUNT    RATING(a)                           SECURITY                               VALUE
------------------------------------------------------------------------------------------------
Illinois -- 13.2% (continued)
$ 8,000,000 A-1       Du Page County IL Transportation Revenue MSTC
                       Series 9010 FSA-Insured PART 1.13% VRDO                      $  8,000,000
                      Illinois DFA:
  2,800,000 VMIG 1*     Mount Carmel High School Project 1.10% VRDO                    2,800,000
  5,850,000 A-1         Rosecrance Inc. Project 1.10% VRDO                             5,850,000
  4,600,000 VMIG 1*     Sacred Heart Schools Project 1.10% VRDO                        4,600,000
                      Illinois Health Facilities Authority:
  1,900,000 A-1+        Carle Foundation Series B 1.08% VRDO                           1,900,000
  3,870,000 A-1         Franciscan Eldercare Service Series C 1.07% VRDO               3,870,000
                        Pekin Memorial Hospital:
 10,000,000 VMIG 1*      Series 97 1.14% VRDO                                         10,000,000
 12,855,000 VMIG 1*      Series B 1.14% VRDO                                          12,855,000
  5,000,000 VMIG 1*      Series C 1.14% VRDO                                           5,000,000
                      Illinois Health Facilities Authority Revenue Alexian Brothers
                       Medical Center Series D MBIA-Insured TECP:
  9,725,000 A-1+         1.04% due 6/9/04                                              9,725,000
  1,845,000 A-1+         1.12% due 8/2/04                                              1,845,000
                      Illinois State GO:
    500,000 AAA         MBIA-Insured 4.50% due 6/1/04                                    500,000
  9,985,000 A-1         Series 378 FGIC-Insured PART 1.35% due 4/21/05                 9,985,000
                      Illinois State Toll Highway Authority FSA-Insured:
  4,400,000 A-1         MSTC 98-67 PART 1.12% VRDO                                     4,400,000
 10,700,000 A-1+        Series 98 B 1.11% VRDO                                        10,700,000
  1,500,000 VMIG 1*     Series B 1.11% VRDO                                            1,500,000
 15,870,000 A-1       Metropolitan Pier & Exposition Authority IL State Tax
                       Revenue MSTC Series 2024 FGIC-Insured PART
                       1.13% VRDO                                                     15,870,000
  6,400,000 A-1       Schaumburg IL MFH Windsong Apartment Project
                       1.09% VRDO                                                      6,400,000
                      University of Illinois:
  3,000,000 A-1+        Health Services Facilities System Series B 1.08% VRDO          3,000,000
 10,145,000 A-1         MSTC Series 9031 AMBAC-Insured PART 1.13% VRDO                10,145,000
------------------------------------------------------------------------------------------------
                                                                                     248,642,000
------------------------------------------------------------------------------------------------
Indiana -- 1.7%
  4,000,000 Aa2*      Crawfordsville IN IDR National Service Industries Inc.
                       Project 1.12% VRDO                                              4,000,000
  5,000,000 SP-1+     Indiana Bond Bank Advance Program Notes Series A
                       2.00% due 1/25/05                                               5,028,928
  2,460,000 A-1       Indiana Hospital Equipment Finance Authority Series 85A
                       MBIA-Insured 1.07% VRDO                                         2,460,000
  3,350,000 VMIG 1*   Indiana State EFA Marian College Project 1.07% VRDO              3,350,000

                      See Notes to Financial Statements.

 15 Smith Barney Institutional Cash Management Fund, Inc. | 2004 Annual Report

 SCHEDULES OF INVESTMENTS (CONTINUED)                               MAY 31, 2004

                              MUNICIPAL PORTFOLIO

   FACE
  AMOUNT    RATING(a)                           SECURITY                               VALUE
-----------------------------------------------------------------------------------------------
Indiana -- 1.7% (continued)
$ 5,000,000 A-1+      Indiana Transportation Finance Authority MSTC Series SGA
                       113 PART 1.13% VRDO                                          $ 5,000,000
  7,000,000 A-1       Marshall County IN EDA Culver Educational Foundation
                       Project 1.10% VRDO                                             7,000,000
  4,700,000 A-1       Warren Township IN School Building Corp. MERLOT
                       Series A52 FGIC-Insured PART 1.14% VRDO                        4,700,000
  1,000,000 A-1+      Whiting IN EDR BP Amoco Project 1.00% due 8/15/04               1,000,000
-----------------------------------------------------------------------------------------------
                                                                                     32,538,928
-----------------------------------------------------------------------------------------------
Iowa -- 1.1%
  4,600,000 A-1+      Iowa Higher Education Loan Authority MBIA-Insured
                       1.09% VRDO                                                     4,600,000
                      Iowa Finance Authority:
  4,605,000 A-1+        Hospital Facilities IA Health System Series B
                         AMBAC-Insured 1.08% VRDO                                     4,605,000
  2,000,000 VMIG 1*     MFH Cedarwood Hills Project Series A 1.12% VRDO               2,000,000
  6,000,000 A-1+        Small Business Development 1.07% VRDO                         6,000,000
  4,125,000 NR+       Mason City IA IDR Supervalue Inc. Project 1.17% VRDO            4,125,000
-----------------------------------------------------------------------------------------------
                                                                                     21,330,000
-----------------------------------------------------------------------------------------------
Kansas -- 0.4%
  7,500,000 A-1       Lenexa KS Health Care Facility Lakeview Village Inc. Series B
                       1.10% VRDO                                                     7,500,000
-----------------------------------------------------------------------------------------------
Kentucky -- 3.5%
      5,000 VMIG 1*   Breckinridge County KY Lease Program Revenue 1.08% VRDO             5,000
 11,000,000 A-1+      Campbell and Kenton County KY Sanitation District Revenue
                       Series SGA 130 FSA-Insured 1.12% VRDO                         11,000,000
    590,000 Aa3*      Franklin County KY School District Finance Corp.
                       3.00% due 4/1/05                                                 597,769
  6,420,000 VMIG 1*   Fulton County KY United Healthcare Hospital Co.
                       1.10% VRDO                                                     6,420,000
                      Hancock County KY PCR Southwire Co. Project:
 21,685,000 NR+         Series A 1.28% VRDO                                          21,685,000
  1,000,000 NR+         Series B 1.28% VRDO                                           1,000,000
 15,000,000 SP-1      Kentucky Association of Counties Advance Revenue TRAN
                       2.00% due 6/30/04                                             15,012,955
  7,000,000 A-1       Kentucky State Property & Buildings Commission MSTC
                       Series 9027 FSA-Insured PART 1.13% VRDO                        7,000,000
  1,980,000 AAA       Kentucky State Turnpike Authority Revitalization
                       Project AMBAC-Insured 5.30% due 7/1/04                         1,987,040
  1,000,000 AAA       Louisville and Jefferson County KY Metropolitan Sewer and
                       Drain System Series A AMBAC-Insured
                       6.50% due 11/15/04                                             1,044,330
-----------------------------------------------------------------------------------------------
                                                                                     65,752,094
-----------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

 16 Smith Barney Institutional Cash Management Fund, Inc. | 2004 Annual Report

 SCHEDULES OF INVESTMENTS (CONTINUED)                               MAY 31, 2004

                              MUNICIPAL PORTFOLIO

   FACE
  AMOUNT    RATING(a)                          SECURITY                              VALUE
---------------------------------------------------------------------------------------------
Louisiana -- 1.2%
$15,000,000 A-1+      Louisiana Local Government Environment Facilities and
                       Community Development BASF Corp. Project
                       Series B 1.12% VRDO                                        $15,000,000
  3,550,000 A-1+      Louisiana State Offshore Terminal Authority Deep Water Port
                       Series B 1.10% VRDO                                          3,550,000
  5,000,000 Aa2*      Quachita Parish LA IDR Sulzer Escher Wyss Project
                       1.15% VRDO                                                   5,000,000
---------------------------------------------------------------------------------------------
                                                                                   23,550,000
---------------------------------------------------------------------------------------------
Maine -- 1.6%
    765,000 Aaa*      Maine Health and Higher Education Facilities Authority
                       Revenue Series A MBIA-Insured 2.00% due 7/1/04                 765,405
 30,000,000 A-1+      Maine State Housing Authority Series E-1 AMBAC-Insured
                       1.11% VRDO                                                  30,000,000
---------------------------------------------------------------------------------------------
                                                                                   30,765,405
---------------------------------------------------------------------------------------------
Maryland -- 2.5%
  9,000,000 A-1+      Baltimore MD IDA Capital Acquisition 1.08% VRDO               9,000,000
  2,505,000 AA        Frederick County MD GO Public Facility Series A
                       5.00% due 7/1/04                                             2,512,966
 10,233,000 A-1       Howard County MD MFH Series PT-1021 FNMA PART
                       1.11% VRDO                                                  10,233,000
 10,000,000 VMIG 1*   Maryland State CDA Department Housing and Community
                       Development Series D 1.17% due 12/21/04                     10,000,000
                      Maryland State Health and Higher Education Facilities
                       Authority:
  5,400,000 A-1+         Catholic Health Care Series B 1.06% VRDO                   5,400,000
  1,900,000 VMIG 1*      Medlantic/Helix Systems Series 829 FSA-Insured PART
                          1.11% VRDO                                                1,900,000
  8,500,000 A-1+      Montgomery County MD GO Series 2002
                       1.03% due 8/11/04 TECP                                       8,500,000
---------------------------------------------------------------------------------------------
                                                                                   47,545,966
---------------------------------------------------------------------------------------------
Massachusetts -- 0.7%
  1,500,000 A-1+      Massachusetts Bay Transportation Authority Series B
                       1.12% due 6/10/04 TECP                                       1,500,000
  7,635,000 VMIG 1*   Massachusetts State DFA Notre Dame Healthcare Center
                       1.15% VRDO                                                   7,635,000
  1,415,000 VMIG 1*   Massachusetts State GO Series 314 PART 1.11% VRDO             1,415,000
  2,230,000 AA-       Massachusetts State HEFA Partners Healthcare Systems
                       Series E 2.00% due 7/1/04                                    2,231,850
---------------------------------------------------------------------------------------------
                                                                                   12,781,850
---------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

 17 Smith Barney Institutional Cash Management Fund, Inc. | 2004 Annual Report

 SCHEDULES OF INVESTMENTS (CONTINUED)                               MAY 31, 2004

                              MUNICIPAL PORTFOLIO

   FACE
  AMOUNT    RATING(a)                         SECURITY                               VALUE
----------------------------------------------------------------------------------------------
Michigan -- 5.9%
$11,800,000 VMIG 1*   Detroit MI Downtown Development Authority Millender
                       Center Project 1.10% VRDO                                  $ 11,800,000
  5,000,000 VMIG 1*   Detroit MI Sewer MERLOT Series I FGIC-Insured PART
                       1.14% VRDO                                                    5,000,000
 10,000,000 VMIG 1*   Detroit MI Water Supply System Series B MBIA-Insured
                       1.09% VRDO                                                   10,000,000
  8,000,000 SP-1+     Michigan Municipal Bond Authority Revenue Series B-2
                       2.00% due 8/23/04                                             8,017,419
                      Michigan State Building Authority:
 20,000,000 A-1         Series 3 0.98% due 6/10/04 TECP                             20,000,000
  9,995,000 VMIG 1*     Series 516 PART 1.11% VRDO                                   9,995,000
                      Michigan State GO:
  5,000,000 SP-1+       Series A 2.00% due 9/30/04                                   5,016,808
                        Series B TECP:
  5,000,000 A-1+         1.10% due 12/1/04                                           5,000,000
 14,750,000 A-1+         1.25% due 12/1/04                                          14,750,000
  4,650,000 A-1+      Michigan State Strategic Fund Limited Obligation Revenue
                       Clark Retirement Community 1.07% VRDO                         4,650,000
                      Saline MI EDA:
  7,000,000 VMIG 1*     Association Spring Project Series 88 1.12% VRDO              7,000,000
  4,850,000 A-1         Evangelical Homes Project 1.10% VRDO                         4,850,000
  6,000,000 A-1       Southfield MI EDA Lawrence Technology University Project
                       1.10% VRDO                                                    6,000,000
--------------------------------------------------------------------------------------------
                                                                                   112,079,227
--------------------------------------------------------------------------------------------
Minnesota -- 0.2%
  2,900,000 A-1+      Minneapolis MN Seed Academy Harvest Prep School
                       1.22% VRDO                                                    2,900,000
--------------------------------------------------------------------------------------------
Mississippi -- 0.3%
  5,350,000 NR+       Newton MS IDR La-Z-Boy Chair Co. Project 1.12% VRDO            5,350,000
--------------------------------------------------------------------------------------------
Missouri -- 1.1%
  3,500,000 A-1       Boone County MO IDA Retirement Center Terrace
                       Apartments Project 1.12% VRDO                                 3,500,000
  5,000,000 VMIG 1*   Kirkwood MO Tax Increment Revenue Commons Project
                       1.14% VRDO                                                    5,000,000
                      Missouri State HEFA School District Advance Funding
                       Program Notes:
  1,000,000 SP-1+        Bayless School District-A 1.15% due 10/29/04                1,000,000
  2,500,000 SP-1+        Jefferson City School Series H 1.15% due 10/29/04           2,500,000
  4,000,000 SP-1+        Liberty 53 School District Series J 1.15% due 10/29/04      4,000,000
  5,000,000 SP-1+     St. Louis MO General Fund TRAN 2.00% due 6/25/04               5,003,703
--------------------------------------------------------------------------------------------
                                                                                    21,003,703
--------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

 18 Smith Barney Institutional Cash Management Fund, Inc. | 2004 Annual Report

 SCHEDULES OF INVESTMENTS (CONTINUED)                               MAY 31, 2004

                              MUNICIPAL PORTFOLIO

   FACE
  AMOUNT    RATING(a)                         SECURITY                             VALUE
-------------------------------------------------------------------------------------------
Montana -- 0.2%
$ 3,925,000 A-1+      Montana State Board EDR Farmers Union Central Project
                       1.15% VRDO                                               $ 3,925,000
-------------------------------------------------------------------------------------------
National -- 2.0%
 30,910,000 VMIG 1*   Clipper Tax Exempt Trust Certificate Partnership Series A
                       FSA-Insured PART 1.18% VRDO                               30,910,000
  6,980,000 A-1+      Macon Trust Pooled Certificate Series 98A
                       MBIA-Insured PART 1.21% VRDO                               6,980,000
-------------------------------------------------------------------------------------------
                                                                                 37,890,000
-------------------------------------------------------------------------------------------
Nebraska -- 1.4%
                      Nebraska Student Loan Nebhelp Series B MBIA-Insured:
 12,305,000 A-1+        1.12% VRDO                                               12,305,000
 14,000,000 A-1+        1.12% VRDO                                               14,000,000
-------------------------------------------------------------------------------------------
                                                                                 26,305,000
-------------------------------------------------------------------------------------------
New Hampshire -- 0.2%
  3,700,000 VMIG 1*   New Hampshire HEFA Exeter Hospital 1.13% VRDO               3,700,000
-------------------------------------------------------------------------------------------
New Jersey -- 0.4%
  2,400,000 VMIG 1*   Moorestown Township NJ GO BAN 1.75% due 8/5/04              2,402,958
  5,000,000 SP-1+     New Jersey State TRAN Series 2004-A 2.00% due 6/25/04       5,003,127
-------------------------------------------------------------------------------------------
                                                                                  7,406,085
-------------------------------------------------------------------------------------------
New Mexico -- 1.2%
  8,710,000 A-1+      New Mexico Inc. Housing Authority Lease Region III Lease
                       Purchase Program Class A 1.11% VRDO                        8,710,000
  3,560,000 VMIG 1*   New Mexico State Hospital Equipment Loan Council Rehoboth
                       Mckinley Health 1.17% VRDO                                 3,560,000
 10,000,000 SP-1+     New Mexico State TRAN 2.00% due 6/30/04                    10,008,875
-------------------------------------------------------------------------------------------
                                                                                 22,278,875
-------------------------------------------------------------------------------------------
North Carolina -- 3.0%
  7,810,000 A-1       Buncombe County NC GO Series B 1.10% VRDO                   7,810,000
  5,000,000 AAA       Charlotte NC GO Series D 3.00% due 7/1/04                   5,008,184
                      Mecklenburg County NC GO:
  5,000,000 A-1+        Series B 1.07% VRDO                                       5,000,000
  2,600,000 A-1+        Series C 1.07% VRDO                                       2,600,000
 11,465,000 A-1       North Carolina Medical Capital Facilities Finance Agency
                       Student Revenue Housing Facilities Winston Salem State
                       University 1.09% VRDO                                     11,465,000
  4,500,000 A-1       North Carolina Medical Care Commission St. Joseph Mission
                       Hospital 1.12% VRDO                                        4,500,000
  1,500,000 A-1+      Rowan County NC IDR PCFA Double Project 1.12% VRDO          1,500,000
 10,000,000 A-1+      Wake County NC GO Series B 2.50% due 4/1/05                10,098,777

                      See Notes to Financial Statements.

 19 Smith Barney Institutional Cash Management Fund, Inc. | 2004 Annual Report

 SCHEDULES OF INVESTMENTS (CONTINUED)                               MAY 31, 2004

                              MUNICIPAL PORTFOLIO

   FACE
  AMOUNT    RATING(a)                           SECURITY                               VALUE
-----------------------------------------------------------------------------------------------
North Carolina -- 3.0% (continued)
$ 7,960,000 A-1+      Winston Salem NC Water and Sewer Systems
                       Series C 1.07% VRDO                                          $ 7,960,000
-----------------------------------------------------------------------------------------------
                                                                                     55,941,961
-----------------------------------------------------------------------------------------------
Ohio -- 1.7%
  5,805,000 VMIG 1*   Akron Bath Copley OH Joint Hospital District Health Care
                       Facilities Sumner Project 1.09% VRDO                           5,805,000
  7,000,000 VMIG 1*   Cincinnati OH Development Authority National Underground
                       Rail Road Museum Series A 1.12% VRDO                           7,000,000
  4,700,000 VMIG 1*   Mayfield OH GO BAN 2.00% due 9/16/04                            4,711,295
  5,500,000 A-1+      Ohio State Air Quality Development Authority Timken Project
                       1.07% VRDO                                                     5,500,000
  2,810,000 AA        Ohio State Building Authority Administrative Building Project
                       2.00% due 4/1/05                                               2,825,008
  6,000,000 VMIG 1*   Ohio State Higher Education Facilities Revenue Ashland
                       University Project 1.11% VRDO                                  6,000,000
-----------------------------------------------------------------------------------------------
                                                                                     31,841,303
-----------------------------------------------------------------------------------------------
Oklahoma -- 0.9%
  2,105,000 Aaa*      Claremore OK Public Works Authority Capital Improvement
                       Revenue FSA-Insured 6.00% due 6/1/04                           2,105,000
 15,000,000 A-1+      Oklahoma Water Reserve Board State Loan Program
                       0.98% due 10/1/04                                             15,000,000
-----------------------------------------------------------------------------------------------
                                                                                     17,105,000
-----------------------------------------------------------------------------------------------
Oregon -- 0.5%
  9,550,000 VMIG 1*   Salem OR Hospital Facilities Authority Capital Manor Inc.
                       Project 1.11% VRDO                                             9,550,000
-----------------------------------------------------------------------------------------------
Pennsylvania -- 6.8%
  3,075,000 NR+       Bucks County PA IDR Dunmore Corp. Project 1.25% VRDO            3,075,000
                      Dauphin County PA General Authority:
 10,720,000 VMIG 1*     Pooled Financing Program Series II AMBAC-Insured
                         1.12% VRDO                                                  10,720,000
 21,635,000 AAA         School District AMBAC-Insured 1.12% VRDO                     21,635,000
  2,560,000 VMIG 1*   Erie County PA Hospital Authority Senior Living Inc. Project
                       1.12% VRDO                                                     2,560,000
  6,810,000 A-1       Lehigh County PA General Purpose Authority The Good
                       Shepherd Group AMBAC-Insured 1.17% VRDO                        6,810,000
  1,435,000 NR+       Lehigh County PA IDR Impress Industrial Project Series A
                       1.25% VRDO                                                     1,435,000
 45,670,000 A-1       New Garden PA General Authority Pooled Financing Program
                       Series I AMBAC-Insured 1.12% VRDO                             45,670,000
  1,170,000 AA-       Northhampton County PA Higher Education Authority
                       Revenue Lehigh University Series A 5.50% due 11/15/04          1,193,615

                      See Notes to Financial Statements.

 20 Smith Barney Institutional Cash Management Fund, Inc. | 2004 Annual Report

 SCHEDULES OF INVESTMENTS (CONTINUED)                               MAY 31, 2004

                              MUNICIPAL PORTFOLIO

   FACE
  AMOUNT    RATING(a)                         SECURITY                            VALUE
-------------------------------------------------------------------------------------------
Pennsylvania -- 6.8% (continued)
$ 3,505,000 A-1       Philadelphia PA Hospital and Higher Education Facilities
                       Authority Temple East Inc. Series B 1.10% VRDO          $  3,505,000
  3,770,000 NR+       Philadelphia PA IDR Friends of Mast School Inc. Project
                       1.12% VRDO                                                 3,770,000
  7,500,000 SP-1+     Philadelphia PA TRAN 2.00% due 6/30/04                      7,506,123
 20,050,000 A-1+      West Cornwall Township PA Municipal Authority
                       Pennsylvania General Government Loan Program
                       FSA-Insured 1.06% VRDO                                    20,050,000
-------------------------------------------------------------------------------------------
                                                                                127,929,738
-------------------------------------------------------------------------------------------
Rhode Island -- 0.3%
                      Rhode Island Health and Educational Building Corp.
                       Educational Institution:
  3,000,000 A-1+         Paul Cuffee School 1.08% VRDO                            3,000,000
  2,000,000 VMIG 1*      St. Georges School 1.06% VRDO                            2,000,000
-------------------------------------------------------------------------------------------
                                                                                  5,000,000
-------------------------------------------------------------------------------------------
South Carolina -- 1.5%
 11,700,000 A-1       North Charleston SC Municipal Golf Course Mortgage
                       Revenue 1.12% VRDO                                        11,700,000
                      South Carolina Jobs EDA:
  2,750,000 A-1         Family YMCA Florence Project 1.12% VRDO                   2,750,000
  6,000,000 A-1+        Franco Manufacturing Co. Project 1.12% VRDO               6,000,000
  1,000,000 NR+         Pickens County YMCA Project 1.12% VRDO                    1,000,000
  4,800,000 A-1+      South Carolina State HFA MFH Rental Housing East Ridge
                       1.12% VRDO                                                 4,800,000
  3,000,000 VMIG 1*   South Carolina State Public Service Authority MERLOT
                       Series L MBIA-Insured PART 1.14% VRDO                      3,000,000
-------------------------------------------------------------------------------------------
                                                                                 29,250,000
-------------------------------------------------------------------------------------------
South Dakota -- 0.2%
  3,600,000 A1*       Watertown SD IDR Supervalue Inc. Project 1.17% VRDO         3,600,000
-------------------------------------------------------------------------------------------
Tennessee -- 3.9%
  4,350,000 NR+       Dayton TN IDR La-Z-Boy Chair Co. Project 1.12% VRDO         4,350,000
  2,300,000 Aa2*      Dickenson County TN IDR Renaissance Learning Center
                       1.07% VRDO                                                 2,300,000
  4,820,000 VMIG 1*   Knox County TN IDR YMCA East Tennessee Inc. Project
                       1.07% VRDO                                                 4,820,000
  2,500,000 A-1+      Memphis TN GO Series A 1.09% VRDO                           2,500,000
                      Metropolitan Government Nashville and
                       Davidson County TN GO:
  9,000,000 A-1+         0.96% due 9/2/04 TECP                                    9,000,000
  5,000,000 A-1+         0.98% due 9/10/04 TECP                                   5,000,000

                      See Notes to Financial Statements.

 21 Smith Barney Institutional Cash Management Fund, Inc. | 2004 Annual Report

 SCHEDULES OF INVESTMENTS (CONTINUED)                               MAY 31, 2004

                              MUNICIPAL PORTFOLIO

   FACE
  AMOUNT    RATING(a)                           SECURITY                              VALUE
----------------------------------------------------------------------------------------------
Tennessee -- 3.9% (continued)
$ 7,000,000 VMIG 1*      Munitops Series 1999-01 FGIC-Insured PART
                          1.13% VRDO                                               $ 7,000,000
                      Montgomery County TN PBA Pooled Financing Tennessee
                       County Loan Pool:
  4,950,000 A-1+         1.07% VRDO                                                  4,950,000
    375,000 VMIG 1*      1.07% VRDO                                                    375,000
    230,000 VMIG 1*      1.07% VRDO                                                    230,000
  2,600,000 Aa3*      Roane County TN IDR Great Lakes Carbon Corp. 1.18% VRDO        2,600,000
  4,000,000 Aa1*      Rutherford County TN IDR Outboard Marine Project
                       1.22% VRDO                                                    4,000,000
                      Sevier County TN PBA Local Government Improvement
                       AMBAC-Insured:
    165,000 VMIG 1*      II-E-6 1.08% VRDO                                             165,000
    205,000 VMIG 1*      Series A-3 1.08% VRDO                                         205,000
    700,000 VMIG 1*      Series IV-1 FSA-Insured 1.10% VRDO                            700,000
  9,945,000 NR+       Shelby County TN HFA MFH Kirby Parkway Apartments
                       1.07% VRDO                                                    9,945,000
  3,000,000 A-1+      Tennessee School Board Authority Series A
                       0.98% due 6/9/04 TECP                                         3,000,000
 12,350,000 VMIG 1*   Tusculum TN Health Educational & Housing Facilities Board
                       Tusculum College Project 1.07% VRDO                          12,350,000
----------------------------------------------------------------------------------------------
                                                                                    73,490,000
----------------------------------------------------------------------------------------------
Texas -- 18.4%
  7,670,000 A-1       Austin TX Utility System Series 498 FSA-Insured PART
                       1.11% VRDO                                                    7,670,000
                      Austin TX Wastewater PART:
 15,590,000 A-1         MSTC Series 9009 FSA-Insured 1.13% VRDO                     15,590,000
    730,000 VMIG 1*     Munitop Series 2000-10 MBIA-Insured 1.13% VRDO                 730,000
 13,000,000 VMIG 1*   Barbers Hill TX ISD GO Munitops Series 1998-24 PSFG PART
                       1.13% VRDO                                                   13,000,000
 24,100,000 A-1+      Brazos TX Harbor IDC BASF Corp. Project 1.11% VRDO            24,100,000
 10,000,000 VMIG 1*   Comal TX ISD GO Munitop Series 1999-9 PSFG PART
                       1.13% VRDO                                                   10,000,000
  4,700,000 A-1+      Denton TX ISD GO Series B PSFG 1.15% due 8/15/04               4,700,000
  5,000,000 A-1+      Garland TX GO Series 2002 0.98% due 8/3/04 TECP                5,000,000
                      Grand Prairie TX ISD GO PSFG:
  4,265,000 AAA         1.00% due 8/1/04                                             4,265,000
  9,990,000 VMIG 1*     Munitops Series 2000-20 PART 1.14% due 8/25/04               9,990,000
                      Gulf Coast Waste Disposal Authority TX BP Amoco Oil Project:
  3,280,000 Aa1*        1.25% due 7/15/04                                            3,280,389
  4,000,000 A-1+        0.95% due 9/1/04                                             4,000,000

                      See Notes to Financial Statements.

 22 Smith Barney Institutional Cash Management Fund, Inc. | 2004 Annual Report

 SCHEDULES OF INVESTMENTS (CONTINUED)                               MAY 31, 2004

                              MUNICIPAL PORTFOLIO

   FACE
  AMOUNT    RATING(a)                          SECURITY                              VALUE
---------------------------------------------------------------------------------------------
Texas -- 18.4% (continued)
                      Harris County TX Flood Control District TECP:
$ 1,125,000 P-1         0.98% due 7/30/04                                         $ 1,125,000
  1,650,000 P-1         1.00% due 7/30/04                                           1,650,000
  3,400,000 P-1         1.08% due 7/30/04                                           3,400,000
  6,200,000 A-1+      Harris County TX Sports Authority Special Revenue Series C
                       MBIA-Insured 1.11% VRDO                                      6,200,000
  9,225,000 A-1+      Hockley County TX IDC BP Amoco Project 0.90% due 9/1/04       9,225,000
  5,000,000 VMIG 1*   Houston TX ISD GO Munitops Series 2000-11 PSFG PART
                       1.19% VRDO                                                   5,000,000
                      Houston TX GO TECP:
                        Series A:
 10,000,000 A-1+         0.98% due 6/4/04                                          10,000,000
 14,000,000 A-1+         1.10% due 6/4/04                                          14,000,000
                        Series D:
  5,000,000 A-1          1.10% due 6/4/04                                           5,000,000
  5,000,000 A-1          1.17% due 6/4/04                                           5,000,000
                      Houston TX TRAN:
  7,400,000 SP-1+       1.75% due 6/30/04                                           7,404,433
 10,000,000 SP-1+       2.00% due 6/30/04                                          10,009,042
                      Houston TX Water and Sewer Systems:
  7,975,000 A-1         MERLOT Series A MBIA-Insured PART 1.14% VRDO                7,975,000
  5,000,000 A-1+        Series A 1.15% due 6/10/04 TECP                             5,000,000
  5,500,000 VMIG 1*   Leander TX ISD GO Munitops Series 2002-16 PSFG
                       PART 1.13% VRDO                                              5,500,000
 10,000,000 A-1+      Lewisville TX ISD GO Series SGA 134 PSFG
                       PART 1.12% VRDO                                             10,000,000
  3,400,000 NR+       McAllen TX Health Facilities Development Corp. McAllen
                       Associates 1.27% VRDO                                        3,400,000
    895,000 NR+       North Central TX Health Facility Los Barrios Unidos
                       Community 1.12% VRDO                                           895,000
 10,130,000 A-1       Pflugerville TX ISD GO Series 565 PSFG PART 1.11% VRDO       10,130,000
  3,700,000 A-1+      Plano TX Health Facilities Presbyterian Health Care
                       MBIA-Insured 1.04% due 6/9/04 TECP                           3,700,000
  8,975,000 A-1+      Plano TX ISD GO PSFG 1.12% due 8/12/04                        8,975,000
  8,990,000 A-1       San Antonio TX Electric and Gas Revenue MSTC
                       Series 9005 FSA-Insured PART 1.13% VRDO                      8,990,000
                      Texas Muni Power Series 2001 TECP:
  5,200,000 A-1         1.03% due 6/9/04                                            5,200,000
  4,800,000 A-1         1.12% due 8/2/04                                            4,800,000
 45,000,000 SP-1+     Texas State TRAN GO 2.00% due 8/31/04                        45,094,062
 40,000,000 VMIG 1*   Tyler TX Health Facilities Development Corp. Mother Frances
                       Hospital Series B 1.14% VRDO                                40,000,000

                      See Notes to Financial Statements.

 23 Smith Barney Institutional Cash Management Fund, Inc. | 2004 Annual Report

 SCHEDULES OF INVESTMENTS (CONTINUED)                               MAY 31, 2004

                              MUNICIPAL PORTFOLIO

   FACE
  AMOUNT    RATING(a)                         SECURITY                             VALUE
--------------------------------------------------------------------------------------------
Texas -- 18.4% (continued)
$ 3,000,000 A-1+      University of North Texas Series SGA 146 FSA-Insured
                       PART 1.12% VRDO                                          $  3,000,000
  5,265,000 A-1+      Yoakum County TX IDC PCR BP Amoco Project
                       1.15% due 11/1/04                                           5,265,000
--------------------------------------------------------------------------------------------
                                                                                 348,262,926
--------------------------------------------------------------------------------------------
Utah -- 2.4%
                      Intermountain Power Agency UT TECP:
  4,350,000 A-1         Series 85E-2 1.05% due 6/2/04                              4,350,000
 20,000,000 A-1         Series 97B 1.05% due 6/9/04                               20,000,000
  2,000,000 A-1+        Series 97B-2 1.08% due 6/9/04                              2,000,000
  5,100,000 A-1+      Utah County UT Heritage Schools Project Series A
                       1.12% VRDO                                                  5,100,000
 13,100,000 A-1+      Utah County UT Hospital Revenue Intermountain Health Care
                       Health Services Inc. Series B 1.07% VRDO                   13,100,000
--------------------------------------------------------------------------------------------
                                                                                  44,550,000
--------------------------------------------------------------------------------------------
Virginia -- 1.3%
 10,000,000 A-1       Alexandria VA IDR Institute for Defense Series B
                       AMBAC-Insured 1.17% VRDO                                   10,000,000
  7,910,000 A-1       Arlington VA GO PART 1.10% VRDO                              7,910,000
  3,500,000 A-1+      Chesapeake VA Hospital Authority Revenue 1.11% VRDO          3,500,000
  3,000,000 VMIG 1*   Norfolk VA Redevelopment and Housing Authority Revenue
                       Old Dominion University Project 1.07% VRDO                  3,000,000
--------------------------------------------------------------------------------------------
                                                                                  24,410,000
--------------------------------------------------------------------------------------------
Washington -- 1.6%
  2,000,000 NR+       Bremerton WA Kitsap Regional Conference Center
                       1.12% VRDO                                                  2,000,000
  3,180,000 VMIG 1*   Central Puget Sound WA Regional Transit Authority
                       Series 360 FGIC-Insured PART 1.12% VRDO                     3,180,000
  3,200,000 A-1+      Everett WA IDC Exempt Facilities Kimberly-Clark Corp.
                       Project 1.17% VRDO                                          3,200,000
  3,000,000 A-1       King County WA Sewer Revenue BAN Series A
                       0.95% due 6/8/04 TECP                                       3,000,000
  1,000,000 AAA       Seattle WA GO Series B 5.00% due 12/1/04 TECP                1,019,652
                      Washington State Health Care Authority:
 11,820,000 A-1+        Catholic Health Initiatives Series B 1.09% VRDO           11,820,000
  3,900,000 VMIG 1*     National Healthcare 1.07% VRDO                             3,900,000
                      Washington State HFC:
  2,000,000 A-1+        Overlake School Project 1.09% VRDO                         2,000,000
  2,725,000 NR+         United Way King County Project 1.12% VRDO                  2,725,000
--------------------------------------------------------------------------------------------
                                                                                  32,844,652
--------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

 24 Smith Barney Institutional Cash Management Fund, Inc. | 2004 Annual Report

 SCHEDULES OF INVESTMENTS (CONTINUED)                               MAY 31, 2004

                              MUNICIPAL PORTFOLIO

   FACE
  AMOUNT   RATING(a)                        SECURITY                            VALUE
------------------------------------------------------------------------------------------
Wisconsin -- 0.8%
$6,500,000 A-1+      University WI Hospital and Clinic Authority 1.08% VRDO $    6,500,000
 5,000,000 VMIG 1*   Wisconsin School District Cash Flow Management Program
                      Series B-1 2.00% due 11/1/04                               5,017,541
 4,000,000 A-1+      Wisconsin State HEFA Northland College 1.09% VRDO           4,000,000
------------------------------------------------------------------------------------------
                                                                                15,517,541
------------------------------------------------------------------------------------------
Wyoming -- 0.0%
   900,000 AAA       Park County WY School District No. 006
                      3.45% due 6/15/04                                            900,785
------------------------------------------------------------------------------------------
                     TOTAL INVESTMENTS -- 100.0%
                     (Cost -- $1,889,477,754**)                             $1,889,477,754
------------------------------------------------------------------------------------------

(a) All ratings are by Standard & Poor's Ratings Service ("Standard & Poor's"), except for those which are identified by an asterisk (*), are rated by Moody's Investors Service ("Moody's").
+ Security has not been rated by either Standard & Poor's or Moody's. However, the Manager has determined this security to be considered as a first tier quality issue due to enhancement features; such as insurance and/or an irrevocable letter of credit.
** Aggregate cost for Federal income tax purposes is substantially the same.

  See pages 27 and 28 for definitions of ratings and certain abbreviations.

                      See Notes to Financial Statements.

 25 Smith Barney Institutional Cash Management Fund, Inc. | 2004 Annual Report

 SUMMARY OF INVESTMENTS BY INDUSTRY*

                              MUNICIPAL PORTFOLIO

                     General Obligation              24.0%
                     Education                        13.7
                     Hospital                         11.8
                     Industrial Development Revenue   10.1
                     Water and Sewer                   6.1
                     Finance                           4.8
                     Utilities                         3.9
                     Transportation                    3.4
                     Pollution Control Revenue         2.8
                     Multi-Family Housing              2.7
                     Other                            16.7
                     -------------------------------------
                                                    100.0%
                     -------------------------------------

* As a percentage of total investments. Please note that Fund holdings are as of May 31, 2004 and are subject to change.


 26 Smith Barney Institutional Cash Management Fund, Inc. | 2004 Annual Report

 BOND RATINGS (UNAUDITED)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor's Ratings Service ("Standard & Poor's") -- Ratings from "AA" to "BBB" may be modified by the addition of a plus (+) or a minus (-) sign to show relative standings within the major rating categories.
AAA -- Bonds rated "AAA" have the highest rating assigned by Standard &
       Poor's. Capacity to pay interest and repay principal is extremely strong.
AA  -- Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differs from the highest rated issue only in a small degree.
A   -- Bonds rated "A" have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB -- Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

Moody's Investors Service ("Moody's") -- Numerical modifiers 1, 2, and 3 may be applied to generic rating "Aa", where 1 is the highest and 3 the lowest rating within its generic category.

Aaa    -- Bonds rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are
          generally referred to as "gilt edge." Interest pay- ments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa     -- Bonds rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear
          somewhat larger than in "Aaa" securities.

NR     -- Indicates that the bond is not rated by Moody's or Standard &
          Poor's.

 SHORT-TERM SECURITY RATINGS (UNAUDITED)

SP-1   -- Standard & Poor's highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety charac- teristics are denoted with a plus (+) sign.
SP-2   -- Standard & Poor's rating indicating satisfactory capacity to pay principal and interest.
A-1    -- Standard & Poor's highest commercial paper and variable-rate demand obligation ("VRDO'') rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess
          over- whelming safety characteristics are denoted with a plus
          (+) sign.
VMIG 1 -- Moody's highest rating for issues having a demand feature --
          VRDO.
MIG 1  -- Moody's highest rating for short-term municipal obligations.
P-1    -- Moody's highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.
F-1    -- Fitch Rating's highest rating indicating that the degree of safety regarding timely payment is either overwhelming or
          very strong; those issues determined to posses overwhelming safety characteristics are denoted with a plus (+) sign.

 27 Smith Barney Institutional Cash Management Fund, Inc. | 2004 Annual Report

 ABBREVIATIONS* (UNAUDITED)

AMBAC --American Municipal Bond Assurance Indemnity Corporation
BAN   --Bond Anticipation Notes
CDA   --Community Development Administration
COP   --Certificate of Participation
DFA   --Development Finance Authority
EDA   --Economic Development Authority
EDB   --Economic Development Board
EDC   --Economic Development Corporation
EDR   --Economic Development Revenue
EFA   --Educational Facilities Authority
EMCP  --Extended Municipal Commercial Paper
ETM   --Escrowed to Maturity
FGIC  --Financial Guaranty Insurance Company
FHLMC --Federal Home Loan Mortgage Corporation
FNMA  --Federal National Mortgage Association
FRTC  --Floating Rate Trust Certificates
FSA   --Federal Security Assurance
GO    --General Obligation
HDA   --Housing Development Authority
HEFA  --Health and Educational Facilities Authority
HEHF  --Health Education and Housing Facilities
HFA   --Housing Finance Authority
HFC   --Housing Finance Commission
HFD   --Housing Finance and Development
IDA   --Industrial Development Authority
IDB   --Industrial Development Board

IDC    --Industrial Development Corporation
IDR    --Industrial Development Revenue
ISD    --Independent School District
MBIA   --Municipal Bond Investors Assurance Corporation
MERLOT --Municipal Exempt Receipts Liquidity Optional Tender
MFH    --Multi-Family Housing
MSTC   --Municipal Security Trust Certificate
MTA    --Metropolitan Transportation Authority
PART   --Partnership Structure
PBA    --Public Building Authority
PCFA   --Pollution Control Finance Authority
PCR    --Pollution Control Revenue
PFA    --Public Facilities Authority
PSFG   --Permanent School Fund Guaranteed
RAN    --Revenue Anticipation Notes
RAW    --Revenue Anticipation Warrants
RDA    --Redevelopment Agency
STEM   --Short-Term Extendable Maturity
TAN    --Tax Anticipation Notes
TECP   --Tax-Exempt Commercial Paper
TFA    --Transitional Finance Authority
TOB    --Tender Option Bonds
TRAN   --Tax and Revenue Anticipation Notes
USD    --United School District
VHA    --Veterans Housing Authority
VRDO   --Variable-Rate Demand Obligation
XLCA   --XL Capital Assurance Inc.

--------
*Abbreviations may or may not appear in the Schedules of Investments.


 28 Smith Barney Institutional Cash Management Fund, Inc. | 2004 Annual Report

 STATEMENTS OF ASSETS AND LIABILITIES                               MAY 31, 2004

                                             Cash         Government      Municipal
                                           Portfolio      Portfolio       Portfolio
--------------------------------------------------------------------------------------
ASSETS:
  Investments, at amortized cost         $3,491,552,283 $1,183,201,154 $1,889,477,754
  Cash                                          307,833            404         36,818
  Interest receivable                         3,862,195        778,196      5,422,736
  Prepaid expenses                               45,766         16,757         76,133
-------------------------------------------------------------------------------------
  Total Assets                            3,495,768,077  1,183,996,511  1,895,013,441
-------------------------------------------------------------------------------------
LIABILITIES:
  Payable for securities purchased                   --             --     10,765,990
  Management fees payable                       728,440        120,110        333,890
  Dividends payable                             101,899          1,647         26,356
  Accrued expenses                              184,559         43,909         55,136
-------------------------------------------------------------------------------------
  Total Liabilities                           1,014,898        165,666     11,181,372
-------------------------------------------------------------------------------------
Total Net Assets                         $3,494,753,179 $1,183,830,845 $1,883,832,069
-------------------------------------------------------------------------------------
NET ASSETS:
  Capital stock (25,000,000,000 shares,
   authorized for each Fund; par value
   $0.00001 per share)                   $       34,947 $       11,838 $       18,836
  Capital paid in excess of par value     3,494,651,228  1,183,802,393  1,883,820,354
  Undistributed net investment income            67,004         16,614             --
  Accumulated net realized loss from
   investment transactions                           --             --         (7,121)
-------------------------------------------------------------------------------------
Total Net Assets                         $3,494,753,179 $1,183,830,845 $1,883,832,069
-------------------------------------------------------------------------------------
Shares Outstanding                        3,494,686,175  1,183,814,231  1,883,643,458
-------------------------------------------------------------------------------------
Net Asset Value                                   $1.00          $1.00          $1.00
-------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

 29 Smith Barney Institutional Cash Management Fund, Inc. | 2004 Annual Report

 STATEMENTS OF OPERATIONS                        FOR THE YEAR ENDED MAY 31, 2004

                                            Cash      Government   Municipal
                                          Portfolio   Portfolio    Portfolio
 -----------------------------------------------------------------------------
 INVESTMENT INCOME:
   Interest                              $42,964,179  $6,745,113  $21,673,429
 ----------------------------------------------------------------------------
 EXPENSES:
   Management fees (Note 2)               10,212,829   1,669,885    5,643,898
   Transfer agency services                  699,060      93,447      328,905
   Custody                                   170,538      38,276       89,958
   Registration fees                          82,081      91,754      167,674
   Shareholder communications                 44,544       2,390        8,967
   Audit and legal                            41,313      37,292       28,380
   Directors' fees                            29,280      11,145       13,037
   Other                                      33,614      27,033       34,973
 ----------------------------------------------------------------------------
   Total Expenses                         11,313,259   1,971,222    6,315,792
   Less: Management fee waiver (Note 2)   (2,613,190)   (548,542)  (1,507,845)
 ----------------------------------------------------------------------------
   Net Expenses                            8,700,069   1,422,680    4,807,947
 ----------------------------------------------------------------------------
 Net Investment Income                    34,264,110   5,322,433   16,865,482
 ----------------------------------------------------------------------------
 Net Realized Gain (Loss) From
  Investment Transactions                     18,109      14,015       (7,121)
 ----------------------------------------------------------------------------
 Increase in Net Assets From Operations  $34,282,219  $5,336,448  $16,858,361
 ----------------------------------------------------------------------------

                      See Notes to Financial Statements.

 30 Smith Barney Institutional Cash Management Fund, Inc. | 2004 Annual Report

 STATEMENTS OF CHANGES IN NET ASSETS

                                                                     For the Years Ended May 31,
Cash Portfolio                                                          2004             2003
----------------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income                                           $    34,264,110  $     55,436,142
  Net realized gain                                                        18,109            49,445
---------------------------------------------------------------------------------------------------
  Increase in Net Assets From Operations                               34,282,219        55,485,587
---------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
FROM (NOTE 3):
  Net investment income                                               (34,246,001)      (55,387,247)
  Net realized gains                                                      (18,109)          (49,445)
---------------------------------------------------------------------------------------------------
  Decrease in Net Assets From
   Distributions to Shareholders                                      (34,264,110)      (55,436,692)
---------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 5):
  Net proceeds from sale of shares                                  9,485,486,529    12,467,829,101
  Net asset value of shares issued for reinvestment of dividends       32,612,702        57,827,174
  Cost of shares reacquired                                        (9,992,022,082)  (12,149,781,686)
---------------------------------------------------------------------------------------------------
  Increase (Decrease) in Net Assets From
   Fund Share Transactions                                           (473,922,851)      375,874,589
---------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets                                    (473,904,742)      375,923,484
NET ASSETS:
  Beginning of year                                                 3,968,657,921     3,592,734,437
---------------------------------------------------------------------------------------------------
  End of year*                                                    $ 3,494,753,179  $  3,968,657,921
---------------------------------------------------------------------------------------------------
* Includes undistributed net investment income of:                        $67,004           $48,895
---------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

 31 Smith Barney Institutional Cash Management Fund, Inc. | 2004 Annual Report

                                                                     For the Years Ended May 31,
Government Portfolio                                                    2004             2003
---------------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income                                           $     5,322,433  $     6,924,632
  Net realized gain                                                        14,015            8,648
--------------------------------------------------------------------------------------------------
  Increase in Net Assets From Operations                                5,336,448        6,933,280
--------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
FROM (NOTE 3):
  Net investment income                                                (5,308,418)      (6,922,033)
  Net realized gains                                                      (14,015)          (8,648)
--------------------------------------------------------------------------------------------------
  Decrease in Net Assets From
   Distributions to Shareholders                                       (5,322,433)      (6,930,681)
--------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 5):
  Net proceeds from sale of shares                                  2,621,240,613    2,920,358,428
  Net asset value of shares issued for reinvestment of dividends        5,240,258        7,555,085
  Cost of shares reacquired                                        (2,069,967,848)  (2,864,318,933)
--------------------------------------------------------------------------------------------------
  Increase in Net Assets From Fund Share Transactions                 556,513,023       63,594,580
--------------------------------------------------------------------------------------------------
Increase in Net Assets                                                556,527,038       63,597,179
NET ASSETS:
  Beginning of year                                                   627,303,807      563,706,628
--------------------------------------------------------------------------------------------------
  End of year*                                                    $ 1,183,830,845  $   627,303,807
--------------------------------------------------------------------------------------------------
* Includes undistributed net investment income of:                        $16,614           $2,599
--------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

 32 Smith Barney Institutional Cash Management Fund, Inc. | 2004 Annual Report

                                                        For the Years Ended May 31,
Municipal Portfolio                                        2004             2003
--------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                               $    16,865,482  $    17,963,469
 Net realized gain (loss)                                     (7,121)          41,871
-------------------------------------------------------------------------------------
 Increase in Net Assets From Operations                   16,858,361       18,005,340
-------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 3):
 Net investment income                                   (16,865,482)     (17,963,469)
-------------------------------------------------------------------------------------
 Decrease in Net Assets From Distributions to
   Shareholders                                          (16,865,482)     (17,963,469)
-------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 5):
 Net proceeds from sale of shares                      6,235,516,735    5,025,850,110
 Net asset value of shares issued for reinvestment
   of dividends                                           16,076,716       18,718,696
 Cost of shares reacquired                            (6,300,123,163)  (4,546,680,490)
-------------------------------------------------------------------------------------
 Increase (Decrease) in Net Assets From Fund Share
   Transactions                                          (48,529,712)     497,888,316
-------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets                        (48,536,833)     497,930,187
NET ASSETS:
 Beginning of year                                     1,932,368,902    1,434,438,715
-------------------------------------------------------------------------------------
 End of year                                         $ 1,883,832,069  $ 1,932,368,902
-------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

 33 Smith Barney Institutional Cash Management Fund, Inc. | 2004 Annual Report

 NOTES TO FINANCIAL STATEMENTS


1. Significant Accounting Policies

Smith Barney Institutional Cash Management Fund, Inc. ("Company"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Company consists of three separate diversified investment funds ("Funds"): Cash Portfolio, Government Portfolio and Municipal Portfolio.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles ("GAAP"): (a) transactions in money market instruments and government obligations are accounted for on trade date; (b) the Funds use the amortized cost method for valuing investments; accordingly, the cost of securities plus accreted discount, or minus amortized premium, approximates value; (c) interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis; (d) class specific expenses are charged to each Fund and each class; management fees and general fund expenses are allocated on the basis of relative net assets of each Fund and each class or on another reasonable basis; (e) the character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from GAAP. At May 31, 2004, reclassifications were made to the capital accounts of the Cash and Government Portfolios to reflect permanent book/tax differences and income and tax regulations. Net investment income, net realized gains and net assets were not affected by these changes; (f ) the Funds intend to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to be relieved from substantially all Federal income and excise taxes; and (g) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2. Management Agreement and Other Transactions

Smith Barney Fund Management LLC ("SBFM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as investment manager to the Funds. As compensation for its services, each Fund pays SBFM a management

 34 Smith Barney Institutional Cash Management Fund, Inc. | 2004 Annual Report fee calculated at an annual rate of 0.27% of the average daily net assets of each Fund, respectively. This fee is calculated daily and paid monthly.

During the year ended May 31, 2004, the Funds had voluntary expense limitations in place of 0.23% for each Fund, resulting in waived management fees of $2,613,190, $548,542 and $1,507,845 for the Cash, Government and Municipal Portfolios, respectively. These expense limitations can be terminated at any time by SBFM.

Citicorp Trust Bank, fsb. ("CTB"), another subsidiary of Citigroup, acts as the Funds' transfer agent and PFPC Inc. ("PFPC") acts as the Funds' sub-transfer agent. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB. For the year ended May 31, 2004, the Cash, Government and Municipal Portfolios paid transfer agent fees of $663,087, $108,433 and $366,279, respectively, to CTB.

Citigroup Global Markets Inc. ("CGM"), another indirect wholly-owned subsidiary of Citigroup, acts as the Funds' distributor.

Pursuant to a Shareholder Services Plan and related Servicing Agreement, each Fund pays a service fee with respect to its Class B shares calculated at an annual rate of 0.25% of the average daily net assets of the Class B shares. For the year ended May 31, 2004, there were no service fees incurred.

All officers and one Director of the Company are employees of Citigroup or its affiliates.

3. Dividends, Exempt-Interest Dividends and Other Distributions

Each Fund declares and records a dividend of substantially all of its net investment income on each business day. Such dividends are paid or reinvested monthly in each respective Fund's shares on the payable date.

Furthermore, Municipal Portfolio intends to satisfy conditions that will enable interest from municipal securities, which are exempt from regular Federal income tax and from designated state income taxes, to retain such status when distributed to its shareholders.

 35 Smith Barney Institutional Cash Management Fund, Inc. | 2004 Annual Report

Capital gain distributions, if any, are taxable to shareholders, and are declared and paid at least annually.

4. Repurchase Agreements

Each Fund purchases, and the custodian takes possession of, U.S. government securities from securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day), at an agreed-upon higher repurchase price. The Funds require continual maintenance of the market value (plus accrued interest) of the collateral in amounts at least equal to the repurchase price.

At May 31, 2004, the Cash and Municipal Portfolios did not have any repurchase agreements outstanding.

5. Capital Shares

At May 31, 2004, the Company had 75,000,000,000 shares of capital stock authorized with a par value of $0.00001 per share. The Company has the ability to issue multiple classes of shares within the Funds. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class, each at $1.00, were as follows:

                                                Year Ended       Year Ended
                                               May 31, 2004     May 31, 2003
------------------------------------------------------------------------------
Cash Portfolio
Shares sold                                    9,485,486,529   12,467,829,101
Shares issued on reinvestment                     32,612,702       57,827,174
Shares reacquired                             (9,992,022,082) (12,149,781,686)
-----------------------------------------------------------------------------
Net Increase (Decrease)                         (473,922,851)     375,874,589
-----------------------------------------------------------------------------
Government Portfolio
Shares sold                                    2,621,240,613    2,920,358,428
Shares issued on reinvestment                      5,240,258        7,555,085
Shares reacquired                             (2,069,967,848)  (2,864,318,933)
-----------------------------------------------------------------------------
Net Increase                                     556,513,023       63,594,580
-----------------------------------------------------------------------------
Municipal Portfolio
Shares sold                                    6,235,516,735    5,025,850,110
Shares issued on reinvestment                     16,076,716       18,718,696
Shares reacquired                             (6,300,123,163)  (4,546,680,490)
-----------------------------------------------------------------------------
Net Increase (Decrease)                          (48,529,712)     497,888,316
-----------------------------------------------------------------------------

 36 Smith Barney Institutional Cash Management Fund, Inc. | 2004 Annual Report

6. Capital Loss Carryforward

At May 31, 2004, Municipal Portfolio had, for Federal income tax purposes, approximately $7,000 of unused capital loss carryforwards available to offset future capital gains, expiring on May 31, 2012. To the extent that these carryforward losses are used to offset capital gains, it is probable that the gains so offset will not be distributed.

7. Income Tax Information and Distributions to Shareholders

The tax basis components of distributable earnings at May 31, 2004 were:

                                            Cash    Government Municipal
                                          Portfolio Portfolio  Portfolio
       -----------------------------------------------------------------
       Undistributed ordinary income      $175,225   $22,325    $    --
       -----------------------------------------------------------------
       Undistributed tax-exempt income          --        --     30,758
       -----------------------------------------------------------------
       Accumulated capital gains (losses)       --        --     (7,121)
       -----------------------------------------------------------------

The tax character of distributions paid during the year ended May 31, 2004 were:

                                   Cash     Government  Municipal
                                 Portfolio  Portfolio   Portfolio
              ----------------------------------------------------
              Ordinary income   $34,264,110 $5,322,433 $        --
              Tax-exempt income          --         --  16,865,482
              ----------------------------------------------------
              Total             $34,264,110 $5,322,433 $16,865,482
              ----------------------------------------------------

The tax character of distributions paid during the year ended May 31, 2003 were:

                                   Cash     Government  Municipal
                                 Portfolio  Portfolio   Portfolio
              ----------------------------------------------------
              Ordinary income   $55,436,692 $6,930,681 $        --
              Tax-exempt income          --         --  17,963,469
              ----------------------------------------------------
              Total             $55,436,692 $6,930,681 $17,963,469
              ----------------------------------------------------

8. Additional Information

Citigroup has been notified by the Staff of the Securities and Exchange Commission ("SEC") that the Staff is considering recommending a civil injunctive action and/or an administrative proceeding against Citigroup Asset Management ("CAM"), including its applicable investment advisory companies and Citicorp

 37 Smith Barney Institutional Cash Management Fund, Inc. | 2004 Annual Report

Trust Bank ("CTB"), an internal transfer agent, relating to the creation and operation of the internal transfer agent unit to serve certain CAM-managed funds, including the Funds. This notification arises out of a previously disclosed investigation by the SEC and the U.S. Attorney and relates to CTB's entry in 1999 into the transfer agency business, CAM's retention of, and agreements with an unaffiliated sub transfer agent, the adequacy of the disclosures made to the fund boards that approved the transfer agency arrangements, (including CAM's failure to disclose a related revenue guarantee agreement benefiting CAM and its affiliates), and CAM's operation of and compensation for the transfer agency business. The revenue guarantee described above was terminated in 1999 and CAM will be paying the applicable funds, primarily through fee waivers, a total of approximately $17 million (plus interest) that is the amount of the revenue received by Citigroup relating to the revenue guarantee. Citigroup is cooperating fully in the investigation and will seek to resolve the matter in discussions with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the Funds.

9. Legal Matters

Class action lawsuits have been filed against Citigroup Global Markets Inc. (the "Distributor") and a number of its affiliates, including Smith Barney Fund Management LLC and Salomon Brothers Asset Management Inc (the "Advisers"), substantially all of the mutual funds managed by the Advisers (the "Funds"), and directors or trustees of the Funds. The complaints allege, among other things, that the Distributor created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Advisers caused the Funds to pay excessive brokerage commissions to the Distributor for steering clients towards proprietary funds. The complaints also allege that the defendants breached their fiduciary duty to the Funds by improperly charging Rule 12b-1 fees and by drawing on Fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints seek injunctive relief and compensatory and punitive damages, rescission of the Funds' contracts with the Advisers, recovery of all fees paid to the Advisers pursuant to such contracts and an award of attorneys' fees and litigation expenses. Citigroup Asset Management believes that the suits are without merit and intends to defend the cases vigorously.


 38 Smith Barney Institutional Cash Management Fund, Inc. | 2004 Annual Report

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Citigroup Asset Management nor the Funds believe that any of the pending actions will have a material adverse effect on the Funds or the ability of the Distributor or the Advisers to perform under their respective contracts with the Funds.

 39 Smith Barney Institutional Cash Management Fund, Inc. | 2004 Annual Report

 FINANCIAL HIGHLIGHTS

For a share of capital stock outstanding throughout each year ended May 31, unless otherwise noted:

                                                           Class A Shares
                                            ---------------------------------------------
Cash Portfolio                                2004     2003     2002     2001    2000/(1)/
-------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year           $1.00    $1.00    $1.00    $1.00     $1.00
----------------------------------------------------------------------------------------
  Net investment income/(2)/                 0.009    0.014    0.026    0.060     0.055
  Distributions from net investment income  (0.009)  (0.014)  (0.026)  (0.060)   (0.055)
  Distributions from net realized gains     (0.000)* (0.000)* (0.000)* (0.000)*  (0.000)*
----------------------------------------------------------------------------------------
Net Asset Value, End of Year                 $1.00    $1.00    $1.00    $1.00     $1.00
----------------------------------------------------------------------------------------
Total Return/(3)/                             0.91%    1.42%    2.59%    6.13%     5.60%
----------------------------------------------------------------------------------------
Net Assets, End of Year (millions)          $3,495   $3,969   $3,593   $5,117    $1,918
----------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses/(2)(4)/                            0.23%    0.23%    0.23%    0.23%     0.23%
  Net investment income                       0.91     1.40     2.53     5.85      5.56
----------------------------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method.
(2) The manager has waived a portion of its fees for the five years ended May 31, 2004. If such fees were not waived, the per share decreases to net investment income and the actual expense ratios would have been:

              Per Share Decreases to              Expense Ratios
              Net Investment Income             Without Fee Waivers
        ---------------------------------- -----------------------------
         2004   2003   2002   2001   2000  2004  2003  2002  2001  2000
        ------ ------ ------ ------ ------ ----- ----- ----- ----- -----
Class A $0.001 $0.001 $0.001 $0.001 $0.001 0.30% 0.29% 0.31% 0.33% 0.29%

(3) Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.
(4) As a result of a voluntary expense limitation, the ratio of expenses to average net assets of the Fund will not exceed 0.23%.
* Amount represents less than $0.001 per share.


 40 Smith Barney Institutional Cash Management Fund, Inc. | 2004 Annual Report

For a share of capital stock outstanding throughout each year ended May 31, unless otherwise noted:

                                                           Class A Shares
                                            ---------------------------------------------
Government Portfolio                        2004/(1)/   2003     2002     2001   2000/(1)/
------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year            $1.00    $1.00    $1.00    $1.00     $1.00
----------------------------------------------------------------------------------------
  Net investment income/(2)/                  0.009    0.013    0.024    0.058     0.053
  Distributions from net investment income   (0.009)  (0.013)  (0.024)  (0.058)   (0.053)
  Distributions from net realized gains      (0.000)* (0.000)* (0.000)* (0.000)*      --
----------------------------------------------------------------------------------------
Net Asset Value, End of Year                  $1.00    $1.00    $1.00    $1.00     $1.00
----------------------------------------------------------------------------------------
Total Return/(3)/                              0.86%    1.31%    2.42%    5.96%     5.41%
----------------------------------------------------------------------------------------
Net Assets, End of Year (millions)           $1,184     $627     $564     $367      $134
----------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses/(2)(4)/                             0.23%    0.23%    0.23%    0.23%     0.23%
  Net investment income                        0.86     1.30     2.18     5.65      5.26
----------------------------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method.
(2) The manager has waived a portion of its fees for the five years ended May 31, 2004. If such fees were not waived, the per share decreases to net investment income and the actual expense ratios would have been:

              Per Share Decreases to              Expense Ratios
              Net Investment Income             Without Fee Waivers
        ---------------------------------- -----------------------------
         2004   2003   2002   2001   2000  2004  2003  2002  2001  2000
        ------ ------ ------ ------ ------ ----- ----- ----- ----- -----
Class A $0.001 $0.001 $0.001 $0.002 $0.001 0.32% 0.35% 0.32% 0.38% 0.32%

(3) Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.
(4) As a result of a voluntary expense limitation, the ratio of expenses to average net assets of the Fund will not exceed 0.23%.
 * Amount represents less than $0.001 per share.

 41 Smith Barney Institutional Cash Management Fund, Inc. | 2004 Annual Report

For a share of capital stock outstanding throughout each year ended May 31, unless otherwise noted:

                                                         Class A Shares
                                            -----------------------------------------
Municipal Portfolio                          2004    2003    2002    2001   2000/(1)/
-------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year           $1.00   $1.00   $1.00   $1.00    $1.00
------------------------------------------------------------------------------------
  Net investment income/(2)/                 0.008   0.012   0.019   0.038    0.034
  Distributions from net investment income  (0.008) (0.012) (0.019) (0.038)  (0.034)
  Distributions from net realized gains         --      --      --      --   (0.000)*
------------------------------------------------------------------------------------
Net Asset Value, End of Year                 $1.00   $1.00   $1.00   $1.00    $1.00
------------------------------------------------------------------------------------
Total Return/(3)/                             0.81%   1.18%   1.86%   3.83%    3.48%
------------------------------------------------------------------------------------
Net Assets, End of Year (millions)          $1,884  $1,932  $1,434    $908      $82
------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses/(2)(4)/                            0.23%   0.23%   0.23%   0.23%    0.23%
  Net investment income                       0.81    1.16    1.76    3.63     3.35
------------------------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method.
(2) The manager has waived a portion of its fees for the five years ended May 31, 2004. If such fees were not waived, the per share decreases to net investment income and the actual expense ratios would have been:

              Per Share Decreases to              Expense Ratios
              Net Investment Income             Without Fee Waivers
        ---------------------------------- -----------------------------
         2004   2003   2002   2001   2000  2004  2003  2002  2001  2000
        ------ ------ ------ ------ ------ ----- ----- ----- ----- -----
Class A $0.001 $0.001 $0.001 $0.001 $0.001 0.30% 0.32% 0.32% 0.35% 0.34%

(3) Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.
(4) As a result of a voluntary expense limitation, the ratio of expenses to average net assets of the Fund will not exceed 0.23%.
* Amount represents less than $0.001 per share.

 42 Smith Barney Institutional Cash Management Fund, Inc. | 2004 Annual Report

 REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Shareholders and Board of Directors of
Smith Barney Institutional Cash Management Fund, Inc.:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Cash, Government and Municipal Portfolios ("Funds") of Smith Barney Institutional Cash Management Fund, Inc. ("Company") as of May 31, 2004, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2004, by correspondence with the custodian and broker. As to securities purchased but not received, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of May 31, 2004, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended and financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP
New York, New York
July 19, 2004

 43 Smith Barney Institutional Cash Management Fund, Inc. | 2004 Annual Report

 ADDITIONAL INFORMATION (UNAUDITED)


Information about Directors and Officers

The business and affairs of the Cash, Government and Municipal Portfolios ("Funds") are managed under the direction of the Smith Barney Institutional Cash Management Fund, Inc. ("Company") Board of Directors. Information pertaining to the Directors and Executive Officers of the Company is set forth below. The Statement of Additional Information includes additional information about the Company's Directors and is available, without charge, upon request by calling the Company's transfer agent, Citicorp Trust Bank, fsb. at 1-800-451-2010.

                                                                           Number of
                                                                          Portfolios
                                         Term of                            in the       Other
                                       Office* and       Principal           Fund        Board
                           Position(s)   Length        Occupation(s)        Complex   Memberships
Name, Address               Held with    of Time        During Past       Overseen by   Held by
and Age                       Fund       Served         Five Years         Director    Director
-------------------------------------------------------------------------------------------------
Non-Interested Directors:
Paul R. Ades                Director      Since    Law Firm of                14         None
Paul R. Ades, PLLC                        1995     Paul R. Ades, PLLC
181 West Main Street                               (April 2000 to
Suite C                                            present); Partner in
Babylon, NY 11702                                  Law Firm of Murov &
Age 63                                             Ades, Esqs. (from
                                                   November 1970 to
                                                   March 2000)

Dwight B. Crane             Director      Since    Professor, Harvard         48         None
Harvard Business School                   1995     Business School
Soldiers Field
Morgan Hall #375
Boston, MA 02163
Age 66

Frank G. Hubbard            Director      Since    President of Avatar        14         None
Avatar International, Inc.                1995     International, Inc.
87 Whittredge Road                                 (business development)
Summit, NJ 07901                                   (since 1998); Vice
Age 66                                             President of S&S
                                                   Industries (chemical
                                                   distribution) (from
                                                   1995-1998)

Jerome H. Miller            Director      Since    Retired                    14         None
c/o R. Jay Gerken                         1995
Citigroup Asset
Management ("CAM")
399 Park Avenue
4th Floor
New York, NY 10022
Age 65

Ken Miller                  Director      Since    President of Young         14         None
Young Stuff Apparel                       1995     Stuff Apparel Group,
Group, Inc.                                        Inc. (since 1963)
930 Fifth Avenue
Suite 610
New York, NY 10021
Age 62

 44 Smith Barney Institutional Cash Management Fund, Inc. | 2004 Annual Report

                                                                              Number of
                                                                             Portfolios
                                        Term of                                in the       Other
                                      Office* and         Principal             Fund        Board
                        Position(s)     Length          Occupation(s)          Complex   Memberships
Name, Address            Held with      of Time          During Past         Overseen by   Held by
and Age                    Fund         Served           Five Years           Director    Director
----------------------------------------------------------------------------------------------------
Interested Director:
R. Jay Gerken, CFA**   Chairman,         Since    Managing Director of           221        None
CAM                    President and     2002     Citigroup Global Markets
399 Park Avenue        Chief                      Inc. ("CGM"); Chairman,
4th Floor              Executive                  President and Chief
New York, NY 10022     Officer                    Executive Officer of Smith
Age 53                                            Barney Fund Management
                                                  LLC ("SBFM"), Travelers
                                                  Investment Adviser, Inc.
                                                  ("TIA") and Citi Fund
                                                  Management Inc.
                                                  ("CFM"); President and
                                                  Chief Executive Officer of
                                                  certain mutual funds
                                                  associated with Citigroup
                                                  Inc. ("Citigroup");
                                                  Formerly, Portfolio
                                                  Manager of Smith Barney
                                                  Allocation Series Inc.
                                                  (from 1996 to 2001) and
                                                  Smith Barney Growth
                                                  and Income Fund (from
                                                  1996 to 2000)

Officers:
Andrew B. Shoup        Senior Vice       Since    Director of CAM; Senior        N/A        N/A
CAM                    President and     2003     Vice President and Chief
125 Broad Street       Chief                      Administrative Officer of
11th Floor             Administrative             mutual funds associated
New York, NY 10004     Officer                    with Citigroup; Treasurer
Age 47                                            and Chief Financial
                                                  Officer of certain mutual
                                                  funds associated with
                                                  Citigroup; Head of
                                                  International Funds
                                                  Administration of CAM
                                                  (from 2001 to 2003);
                                                  Director of Global Funds
                                                  Administration of CAM
                                                  (from 2000 to 2001);
                                                  Head of U.S. Citibank
                                                  Funds Administration of
                                                  CAM (from 1998 to
                                                  2000)

Julie P. Callahan, CFA Vice President    Since    Vice President of CGM          N/A        N/A
CAM                    and               2002
399 Park Avenue        Investment
4th Floor              Officer
New York, NY 10022
Age 31

Joseph P. Deane        Vice President    Since    Managing Director of           N/A        N/A
CAM                    and               1999     CGM; Investment Officer
399 Park Avenue        Investment                 of SBFM
4th Floor              Officer
New York, NY 10022
Age 54

 45 Smith Barney Institutional Cash Management Fund, Inc. | 2004 Annual Report

                                                                       Number of
                                                                      Portfolios
                                    Term of                             in the       Other
                                  Office* and        Principal           Fund        Board
                    Position(s)     Length         Occupation(s)        Complex   Memberships
Name, Address        Held with      of Time         During Past       Overseen by   Held by
and Age                Fund         Served          Five Years         Director    Director
---------------------------------------------------------------------------------------------
Martin R. Hanley   Vice President    Since    Managing Director of        N/A         N/A
CAM                and               1996     CGM; Investment
399 Park Avenue    Investment                 Officer of SBFM
4th Floor          Officer
New York, NY 10022
Age 38

Andrew Beagley     Chief Anti-       Since    Director of CGM (since      N/A         N/A
CAM                Money             2002     2000); Director of
399 Park Avenue    Laundering                 Compliance, North
4th Floor          Compliance                 America, CAM (since
New York, NY 10022 Officer                    2000); Chief Anti-
Age 41                                        Money Laundering
                                              Compliance Officer and
                                              Vice President of
                                              certain mutual funds
                                              associated with
                                              Citigroup; Director of
                                              Compliance, Europe,
                                              the Middle East and
                                              Africa, CAM (from
                                              1999 to 2000);
                                              Compliance Officer,
                                              Salomon Brothers
                                              Asset Management
                                              Limited, Smith Barney
                                              Global Capital
                                              Management Inc.,
                                              Salomon Brothers
                                              Asset Management
                                              Asia Pacific Limited
                                              (from 1997 to 1999)

Kaprel Ozsolak     Controller        Since    Vice President of CGM;      N/A         N/A
CAM                                  2002     Controller of certain
125 Broad Street                              mutual funds associated
11th Floor                                    with Citigroup
New York, NY 10004
Age 38

 46 Smith Barney Institutional Cash Management Fund, Inc. | 2004 Annual Report

                                                                    Number of
                                                                   Portfolios
                                 Term of                             in the       Other
                               Office* and        Principal           Fund        Board
                   Position(s)   Length         Occupation(s)        Complex   Memberships
Name, Address       Held with    of Time         During Past       Overseen by   Held by
and Age               Fund       Served          Five Years         Director    Director
------------------------------------------------------------------------------------------
Robert I. Frenkel   Secretary     Since    Managing Director and       N/A         N/A
CAM                 and Chief     2003     General Counsel of
300 First Stamford  Legal                  Global Mutual Funds
Place, 4th Floor    Officer                for CAM and its
Stamford, CT 06902                         predecessor (since
Age 48                                     1994); Secretary of
                                           CFM (from 2001 to
                                           2004); Secretary and
                                           Chief Legal Officer of
                                           mutual funds associated
                                           with Citigroup

--------
* Each Director and Executive Officer serves until his or her successor has been duly elected and qualified.
** Mr. Gerken is an "interested person" of the Company as defined in the Investment Company Act of 1940, as amended, because Mr. Gerken is an officer of SBFM and certain of its affiliates.

 47 Smith Barney Institutional Cash Management Fund, Inc. | 2004 Annual Report

 TAX INFORMATION (UNAUDITED)


For Federal tax purposes the Funds hereby designate for the fiscal year ended May 31, 2004:
   . A total of 0.36% of the dividends paid by the Cash Portfolio from net investment income are derived from Federal obligations and may be exempt from taxation at the state level.

   . A total of 36.31% of the dividends paid by the Government Portfolio from net investment income are derived from Federal obligations and may be exempt from taxation at the state level.

   . 100.00% of the dividends paid by the Municipal Portfolio from net investment income as tax-exempt for regular Federal income tax purposes.

 48 Smith Barney Institutional Cash Management Fund, Inc. | 2004 Annual Report

                                  SMITH BARNEY
                    INSTITUTIONAL CASH MANAGEMENT FUND, INC.



            DIRECTORS                OFFICERS (continued)
            Paul R. Ades             Kaprel Ozsolak
            Dwight B. Crane          Controller
            R. Jay Gerken, CFA
              Chairman               Robert I. Frenkel
            Frank G. Hubbard         Secretary and
            Jerome H. Miller         Chief Legal Officer
            Ken Miller
                                     INVESTMENT MANAGER
            OFFICERS                 Smith Barney Fund
            R. Jay Gerken, CFA        Management LLC
            President and Chief
            Executive Officer        DISTRIBUTOR
                                     Citigroup Global Markets, Inc.
            Andrew B. Shoup
            Senior Vice President    CUSTODIAN
            and Chief Administrative State Street Bank and
            Officer                   Trust Company

            Julie P. Callahan, CFA   TRANSFER AGENT
            Vice President and       Citicorp Trust Bank, fsb.
            Investment Officer       125 Broad Street, 11th Floor
                                     New York, New York 10004
            Joseph P. Deane
            Vice President and       SUB-TRANSFER AGENT
            Investment Officer       PFPC Inc.
                                     P.O. Box 9699
            Martin R. Hanley         Providence, Rhode Island
            Vice President and       02940-9699
            Investment Officer

            Andrew Beagley
            Chief Anti-Money
            Laundering Compliance
            Officer

  Smith Barney Institutional Cash Management Fund, Inc.



  Cash Portfolio

  Government Portfolio

  Municipal Portfolio

  The Funds are separate investment funds of Smith Barney Institutional Cash Management Fund, Inc., a Maryland corporation.



  A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by telephoning the Fund (toll-free) at 1-800-451-2010 and by visiting the SEC's web site at www.sec.gov.



  This report is submitted for the general information of the shareholders of Smith Barney Institutional Cash Management Fund, Inc.

  SMITH BARNEY INSTITUTIONAL CASH
  MANAGEMENT FUND, INC.
  Smith Barney Mutual Funds
  125 Broad Street
  10th Floor, MF-2
  New York, New York 10004

  This document must be preceded or accompanied by a free prospectus. Investors should consider the fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest or send money.




 (C)2004 Citigroup Global Markets Inc.
 Member NASD, SIPC

 FD2405 7/04                                                             04-6864

ITEM 2.         CODE OF ETHICS.

                The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.         AUDIT COMMITTEE FINANCIAL EXPERT.

                The Board of Directors of the registrant has determined that Dwight B. Crane, a member of the Board's Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert," and has designated Mr. Crane as the Audit Committee's financial expert. Mr. Crane is an "independent" Director pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.         PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                (a) Audit Fees for the Smith Barney Institutional Cash Management Fund, Inc. of $63,800 and $60,500 for the years ended 5/31/04 and 5/31/03.

                (b) Audit-Related Fees for the Smith Barney Institutional Cash Management Fund, Inc. of $0 and $0 for the years ended 5/31/04 and 5/31/03.

                (c) Tax Fees for Smith Barney Institutional Cash Management Fund, Inc. of $7,000 and $6,600 for the years ended 5/31/04 and 5/31/03. These amounts represent aggregate fees paid for tax compliance, tax advice and tax planning services, which include (the filing and amendment of federal, state and local income tax returns, timely RIC qualification review and tax distribution and analysis planning) rendered by the Accountant to Smith Barney Institutional Cash Management Fund, Inc.

                (d) All Other Fees for Smith Barney Institutional Cash Management Fund, Inc. of $0 and $0 for the years ended 5/31/04 and 5/31/03.

                (e) (1) Audit Committee's pre-approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

                        The Charter for the Audit Committee (the "Committee") of the Board of each registered investment company (the "Fund") advised by Smith Barney Fund Management LLC or Salomon Brothers Asset Management Inc. or one of their affiliates (each, an "Adviser") requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund's independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

                        The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include:
                        (i) bookkeeping or other services related to the accounting records or financial statements of the Fund;
                        (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources;
                        (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

                        Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund ("Covered Service Providers") constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

                (f)     N/A

                (g) Non-audit fees billed by the Accountant for services rendered to Smith Barney Institutional Cash Management Fund, Inc. and CAM and any entity controlling, controlled by, or under common control with CAM that provides ongoing services to Smith Barney Institutional Cash Management Fund, Inc. were $0 and $0 for the years ended 5/31/04 and 5/31/03.

                (h) Yes. The Smith Barney Institutional Cash Management Fund, Inc.'s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates which were not pre-approved (not requiring pre-approval) is compatible with maintaining the Accountant's independence. All services provided by the Accountant to the Smith Barney Institutional Cash Management Fund, Inc. or to Service Affiliates which were required to be pre-approved were pre-approved as required.

ITEM 5.         AUDIT COMMITTEE OF LISTED REGISTRANTS.

                Not applicable.

ITEM 6.         [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                Not applicable.

ITEM 8.         [RESERVED]

ITEM 9.         CONTROLS AND PROCEDURES.

                (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

                (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 10.        EXHIBITS.

                (a)     Code of Ethics attached hereto.

                Exhibit 99.CODE ETH

                (b)     Attached hereto.

                Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

                Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

SMITH BARNEY INSTITUTIONAL CASH MANAGEMENT FUND, INC.


By:     /s/ R. Jay Gerken
        --------------------------------
        (R. Jay Gerken)
        Chief Executive Officer of
        Smith Barney Institutional Cash Management Fund, Inc.

Date:   August 9, 2004

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:     /s/ R. Jay Gerken
        --------------------------------
        (R. Jay Gerken)
        Chief Executive Officer of
        Smith Barney Institutional Cash Management Fund, Inc.

Date:   August 9, 2004


By:     /s/ Andrew B. Shoup
        --------------------------------
        (Andrew B. Shoup)
        Chief Administrative Officer of
        Smith Barney Institutional Cash Management Fund, Inc.

Date:   August 9, 2004